MARCH 31, 2003

SEMI-ANNUAL REPORT

                                                         -----------------------
                                                         GE LIFESTYLE FUNDS

                                                             GE ALLOCATION FUNDS
                                                 GE CONSERVATIVE ALLOCATION FUND
                                                     GE MODERATE ALLOCATION FUND
                                                   GE AGGRESSIVE ALLOCATION FUND

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[GE LOGO OMITTED]


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[BLANK PAGE]

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                                                              GE LIFESTYLE FUNDS
--------------------------------------------------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

LETTER FROM THE PRESIDENT ................................................  2

PERFORMANCE SUMMARY


     GE Conservative Allocation Fund .....................................  4


     GE Moderate Allocation Fund .........................................  5


     GE Aggressive Allocation Fund .......................................  6


     Portfolio Manager's Biography .......................................  7


NOTES TO PERFORMANCE .....................................................  7


FINANCIAL STATEMENTS

     Financial Highlights ................................................  8


     Statements of Net Assets ............................................ 10


     Statements of Operations ............................................ 13


     Statements of Changes in Net Assets ................................. 14


     Notes to Financial Statements ....................................... 15


ADDITIONAL INFORMATION ................................................... 18


INVESTMENT TEAM .......................................................... 20



This report has been prepared for the shareholders of the GE LifeStyle Funds. It is not authorized for use as an offer of sale, or a solicitation of an offer to buy, the GE LifeStyle Funds unless accompanied or preceded by the current Prospectus of the GE LifeStyle Funds and the current Prospectus of the underlying GE Funds.

LETTER FROM THE PRESIDENT
--------------------------------------------------------------------------------

DEAR SHAREHOLDER:

Attached is the Semi-Annual Report for the GE LifeStyle Funds for the six-month period ended March 31, 2003. I'd like to take this opportunity to review our perspective on the investment markets over the past year and share our outlook for the remainder of 2003. For more specific information about the performance of any of the GE LifeStyle Funds in your portfolio, you can refer to the commentaries provided by portfolio managers of each Fund, along with Fund specific data, which appear later in this report.

MARKET OVERVIEW
As last year came to a close, investors surveyed a decidedly unrewarding environment in which they had suffered through the worst U.S. equity market decline since the 1930's. During the same period, international equity markets only managed to look somewhat better, in U.S. dollar terms, due to the effect of the weakening dollar on translated foreign currency returns. The year 2002 capped three consecutive years of U.S. equity market declines; for the first time since 1939 - 1941 for the Dow and the S&P 500, and for the first time ever in the 30-year history of NASDAQ. Looking at different industry sectors around the globe, finding places to generate positive performance proved to be well-nigh "Mission Impossible", with no sector in the U.S. or Europe able to deliver positive performance as a whole. U.S. fixed income markets outperformed as long rates continued to slide. Short rates hit a 40-year low amid the generally easing stance adopted by the Federal Reserve, despite the Fed's being less active than in 2001 when short rates were slashed a total of 11 times. The good news is that overstretched equity valuations are beginning to look more reasonable as stock prices have tumbled and as earnings show signs of recovering. Some market observers have even been heard to claim that dividend yields on high quality stocks make them an attractive alternative to U.S. Treasury bonds.

After the close of this difficult year, which we hope saw the bottom of the bear market in early October, markets went on a roller coaster ride as diplomatic efforts failed to dislodge Saddam Hussein, and U.N. inspectors failed to uncover suspected weapons of mass destruction. As our coalition forces scored initial military successes, equity markets around the world roared to their best weekly performance in twenty years, with asset allocation shifts causing fixed income markets to bear the brunt of a sell-off.

Following the conclusion of the military phase of operation Iraqi Freedom, markets have responded constructively, with the S&P 500 up nearly 5%, and the NASDAQ up over 10%, through early May. First Quarter 2003 earnings for S&P 500 companies came in generally better than expected, up 13% versus the 1st Quarter of 2002. Economic data continues to be lackluster, with weak labor markets (higher unemployment and initial jobless claims), and such a lack of business pricing power that Fed Chairman Greenspan is expressing concern about the potential for deflation and hinting at the need to import inflation via a weaker dollar. The Fed appears to be ready to cut rates further to stimulate the economy, and can no longer point to the uncertainties of war as a reason to defer taking action. In recent testimony to Congress, Chairman Greenspan noted several reasons underpinning many economists' expectations for a 2nd half recovery, including a welcome pick-up in consumer confidence, improved financial markets, growing orders backlogs for non-defense capital goods (excluding aircraft), and lower energy prices.

MARKET OUTLOOK
Global markets present an even more contradictory array of challenges than usual, with a variety of forces influencing investor psychology.

THE PLUSES INCLUDE:
     o Positive resolution of the military phase of dealing with Iraq, however, "Winning the Peace" may present an even greater challenge.

     o Return of the Administration to dealing with the domestic agenda, and especially the need to pump up our anemic economy via a tax package. The lessons of George Bush (Sr.) in winning the Gulf war but losing the election are not lost on the current President's advisers; however, the Administration faces a tough battle to enact the tax stimulus package it wants.

     o Monetary policy, guided by the Federal Reserve under Chairman Alan Greenspan, whose job tenure appears secure in light of the President's endorsing him for another term, is expected to be accommodative.

     o First quarter reported corporate earnings provided encouraging signs of improvement, with positive surprises running ahead of negative surprises nearly four to one.

     o The economy, for all its areas of questionable weakness (will the consumer still spend, and will low interest rates and mortgage refinancings continue to provide people with spending money?) is still growing, albeit lethargically.

     o The oil price spike appears to be over in the aftermath of the Iraq Conflict, reducing a substantial drag on global economic growth.

     o The sheer duration and extent of recent market declines, as valuations plummeted from unsustainable "bubble" levels, coupled with a substantial amounts of potential equity demand from retail investors (low-yielding money market

--------------------------------------------------------------------------------

        funds now aggregate nearly $2.5 trillion and individual cash as a percentage of the Wilshire 5000 has risen from 25.7% in April 2000 to 55.7% currently) and institutional sources (looking for higher returns to rebuild their funds, plus making contributions to reduce substantial pension deficits), suggest that a recovery may be in the offing. Another positive way to assess the current U.S. equity environment is that we "only" need to achieve annual returns of 5.7% for the next seven years to equal the performance of the worst consecutive ten years of the past century (1929 - 1938), with a far less gargantuan challenge confronting our country now than it faced during the Depression.

     o Recent settlements involving Wall Street firms and individuals may mark the beginning of restoration of trust by investors in financial intermediaries and other corporations whose reputations have been battered by a spate of conflicted, inappropriate and sometimes criminal behavior.

THE MINUSES INCLUDE:
     o The uncertainties associated with a successful transition to a post-Saddam Hussein regime in Iraq, plus the costs of underwriting such an effort. The War on Terrorism continues, with countries like Iran, North Korea, and the remnants of Al-Queda, capable of inflicting damage on fragile worldwide recoveries.

     o Dealing with the geo-political fall-out from fractured relationships with France, Germany and Russia, and the difficulties of brokering a solution to the Arab-Israeli conflict (and with an Administration that has its own internal conflicts on how best to deal with theses issues).

     o Adding emphasis to the phrase, "it never rains but it pours", the outbreak of SARS around the world has added to the woes of many countries and industries, particularly those in the travel and tourism sectors.

     o Domestically, consumers remain extended in terms of debt levels, businesses are not investing in capital goods and the weak dollar scares off foreign financial investors.

On balance, the pluses outweigh the minuses, and we are looking for an earnings-led recovery, supported by the enactment of tax cuts in this 3rd Presidential year, to restore investor, consumer and business confidence as the economy picks up the pace during the 2nd half of the year.

At GE LifeStyle Funds, we take seriously our commitment to helping you make your goals a reality. Like you, we are focused on the long-term possibilities that the investment markets have to offer and continue to work hard to position our portfolios in ways that give you the best opportunity for success. To stay in touch with us, I encourage you to look at our website at www.geassetmanagement.com.

Sincerely,

/S/ MICHAEL J. COSGROVE

Michael J. Cosgrove
CHAIRMAN, GE LIFESTYLE FUNDS

MAY 9, 2003



MIKE COSGROVE IS THE PRESIDENT OF THE ASSET MANAGEMENT SERVICES GROUP OF GE FINANCIAL ASSURANCE HOLDINGS, INC., AND OF GE INVESTMENT DISTRIBUTORS, INC., THE FUNDS' DISTRIBUTOR, AND SERVES AS A TRUSTEE OF THE GE PENSION TRUST AND GE'S EMPLOYEE SAVINGS PROGRAM. PREVIOUSLY CHIEF FINANCIAL OFFICER OF GE ASSET MANAGEMENT AND ASSISTANT TREASURER-GE COMPANY, MIKE JOINED GE IN 1970 AND HELD A NUMBER OF MANAGERIAL POSITIONS IN FINANCE AND SALES IN THE INTERNATIONAL OPERATION AND IN GE TRADING COMPANY. HE HAS A B.S. IN ECONOMICS FROM FORDHAM UNIVERSITY AND AN M.B.A. FROM ST. JOHN'S UNIVERSITY.

GE CONSERVATIVE ALLOCATION FUND                  PERFORMANCE SUMMARY (unaudited)
--------------------------------------------------------------------------------


CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

[LINE GRAPH OMITTED, PLOT POINTS FOLLOWS]

                 GE CONSERVATIVE           COMPOSITE            S & P            RUSSELL
                  ALLOCATION FUND           INDEX**          500 INDEX          2000 INDEX
12/31/98               $10,000              $10,000            $10,000            $10,000
3/99                   $10,160              $10,104            $10,496             $9,453
9/99                   $10,270              $10,243            $10,536            $10,230
3/00                   $11,259              $11,217            $12,404            $12,975
9/00                   $11,279              $11,213            $11,931            $12,638
3/1/2003               $11,190              $10,723             $9,693            $11,003
9/1/2003               $10,944              $10,483             $8,750             $9,966
3/2/2003               $11,523              $11,045             $9,713            $12,556
9/2/2003               $10,584              $10,088             $6,957             $9,049
3/3/2003               $10,732              $10,391             $7,308             $9,177

                MSCI EAFE         LB AGGREGATE             90 DAY
                  INDEX            BOND INDEX              T-BILL
12/31/98          $10,000             $10,000             $10,000
3/99              $10,139              $9,950             $10,111
9/99              $10,853              $9,930             $10,346
3/00              $12,683             $10,137             $10,624
9/00              $11,198             $10,624             $10,940
3/1/2003           $9,401             $11,407             $11,241
9/1/2003           $7,985             $12,000             $11,434
3/2/2003           $8,586             $12,017             $11,539
9/2/2003           $6,745             $13,032             $11,637
3/3/2003           $6,592             $13,421             $11,709


PORTFOLIO ALLOCATION TO FUNDS AT 3/31/03*
--------------------------------------------------------------------------------
                                          TARGET       ACTUAL
GE Fixed Income Fund                       53.0%       53.4%
GE U.S. Equity Fund                        28.0%       27.6%
GE International Equity Fund               12.0%       11.8%
GE Small-Cap Value Equity Fund              5.0%        5.0%
Other                                       2.0%        2.2%
--------------------------------------------------------------------------------
Total                                     100.0%      100.0%
--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
From December 31, 1998 (inception) through March 31, 2003
--------------------------------------------------------------------------------
                               SIX      ONE      THREE   SINCE
                             MONTHS    YEAR      YEAR  INCEPTION
--------------------------------------------------------------------------------
GE CONSERVATIVE ALLOCATION
  FUND                        1.39%   (6.87)%  (1.59)%   1.68%
Composite Index**             3.01%   (5.92)%  (2.52)%   0.91%
LB Aggregate Bond Index       2.99%   11.69%    9.81%    7.17%
S&P 500 Index                 5.04%  (24.76)% (16.17)%  (7.11)%
MSCI EAFE Index              (2.28)% (23.23)% (19.60)%  (9.34)%
Russell 2000 Index            1.41%  (26.91)% (10.90)%  (2.00)%
90 Day T-Bill                 0.62%    1.47%    3.29%    3.78%
--------------------------------------------------------------------------------

The GE Conservative Allocation Fund returned 1.39% for the six-month period ended March 31, 2003. The Fund's Composite Index returned 3.01% for the same period.

The Fund allocates investments among several asset classes including U.S. Equities, International Equities, and Fixed Income. The Fund is designed to provide investors with a balanced, conservative investment strategy. The Fund is structured with a conservative weighting in equities relative to fixed income. Approximately 45% of the Fund is allocated to equities. U.S. Equities account for 33% of the Fund, with 28% allocated to core equity and 5% to small-cap equities. Core international equities comprise 12% of the Fund. Approximately 53% of the Fund is allocated to fixed income securities and the balance is allocated to cash and cash equivalents. Due to the balanced approach of the Fund, the results need to be compared to a composite index which is made up of several benchmarks including: the S&P 500 Index, the Russell 2000 Index, the MSCI EAFE Index, the Lehman Brothers Aggregate Bond Index, and the 90 Day T-Bill.

The Fund's relative performance compared to its composite index was due to positive results in fixed income and core U.S. equities, offset by a decline in international equities and U.S. small-cap equity stocks. Fixed Income performance benefited from good security selection in mortgage-backed security and corporate sectors. Tactical yield curve and sector positioning also contributed positively to performance. Underweight positions in higher beta sectors, such as telecom and utilities detracted from total return, as these sectors bounced back strongly from poor performance in year 2002. The U.S. equity markets performed below benchmark primarily due to an underweight in technology over the six-month period. Technology stocks began to improve over the fourth quarter of 2002, as investors anticipated the economic recovery. International markets rallied in October and November of 2002, but the combination of a weak global economy, impending war with Iraq, and, more recently, a pneumonic virus outbreak in Asia conspired to push markets lower. Stock market valuations in the U.K. and Europe are as favorable to local bonds as they have been in over 40 years.



*  AS A PERCENTAGE OF NET ASSETS*
**THE COMPOSITE INDEX IS DERIVED BY APPLYING EACH UNDERLYING FUND'S TARGET
  ALLOCATIONS TO THE RESULTS OF THE BENCHMARK INDEX FOR EACH OF THOSE UNDERLYING GE FUNDS.

SEE NOTES TO PERFORMANCE.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GE MODERATE ALLOCATION FUND                      PERFORMANCE SUMMARY (unaudited)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

[LINE GRAPH OMITTED, PLOT POINTS FOLLOWS]

                GE MODERATE            COMPOSITE         S & P          RUSSELL          MSCI EAFE        LB AGGREGATE      90 DAY
               ALLOCATION FUND          INDEX**        500 INDEX      2000 INDEX           INDEX           BOND INDEX       T-BILL
12/31/98            $10,000             $10,000          $10,000        $10,000          $10,000            $10,000        $10,000
3/99                $10,240             $10,159          $10,496         $9,453          $10,139             $9,950        $10,111
9/99                $10,390             $10,444          $10,536        $10,230          $10,853             $9,930        $10,346
3/00                $11,761             $11,867          $12,404        $12,975          $12,683            $10,137        $10,624
9/00                $11,466             $11,542          $11,931        $12,638          $11,198            $10,624        $10,940
3/1/2003            $10,949             $10,470           $9,693        $11,003           $9,401            $11,407        $11,241
9/1/2003            $10,336              $9,829           $8,750         $9,966           $7,985            $12,000        $11,434
3/2/2003            $11,210             $10,773           $9,713        $12,556           $8,586            $12,017        $11,539
9/2/2003             $9,504              $9,049           $6,957         $9,049           $6,745            $13,032        $11,637
3/3/2003             $9,542              $9,319           $7,308         $9,177           $6,592            $13,421        $11,709


PORTFOLIO ALLOCATION TO FUNDS AT 3/31/03*
--------------------------------------------------------------------------------

                                          TARGET     ACTUAL
GE U.S. Equity Fund                        34.0%       33.8%
GE Fixed Income Fund                       33.0%       33.6%
GE International Equity Fund               19.0%       18.7%
GE Small-Cap Value Equity Fund             12.0%       12.1%
Other                                       2.0%        1.8%
--------------------------------------------------------------------------------
Total                                     100.0%      100.0%
--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
From December 31, 1998 (inception) through March 31, 2003
--------------------------------------------------------------------------------

                              SIX      ONE      THREE     SINCE
                            MONTHS    YEAR      YEAR    INCEPTION
--------------------------------------------------------------------------------

GE MODERATE ALLOCATION FUND 0.40%   (14.88)%   (6.73)%  (1.10)%
Composite Index**           2.98%   (13.50)%   (7.74)%  (1.65)%
LB Aggregate Bond Index     2.99%    11.69%     9.81%    7.17%
S&P 500 Index               5.04%   (24.76)%  (16.17)%  (7.11)%
MSCI EAFE Index            (2.28)%  (23.23)%  (19.60)%  (9.34)%
Russell 2000 Index          1.41%   (26.91)%  (10.90)%  (2.00)%
90 Day T-Bill               0.62%     1.47%     3.29%    3.78%
--------------------------------------------------------------------------------

The GE Moderate Allocation Fund returned 0.40% for the six-month period ended March 31, 2003. The Fund's Composite Index returned 2.98% for the same period.

The Fund allocates investments among several asset classes including U.S. Equities, International Equities, and Fixed Income. The Fund is designed to provide investors with a balanced, moderate investment strategy. The Fund is structured with a moderate weighting in equities relative to fixed income. Approximately 65% of the Fund is allocated to equities. U.S. Equities account for 46% of the Fund, with 34% allocated to core equity and 12% to small-cap equities. International equities comprise 19% of the Fund. Approximately 34% of the Fund is allocated to fixed income securities and the balance in cash and cash equivalents. Due to the balanced approach of the Fund, the results need to be compared to a composite index which is made up of several benchmarks including: the S&P 500 Index, the Russell 2000 Index, the MSCI EAFE Index, the Lehman Brothers Aggregate Bond Index, the CS First Boston High Yield Index (included until January 2003 when the GE High Yield Fund was eliminated from the Fund), and the 90 Day T-Bill.

The Fund's relative performance compared to its composite index was due to the asset allocation strategy of the Fund. Approximately 65% of the Fund is allocated to equities. The U.S. Equity Fund had a positive return during this period, but lagged the benchmark, while the small-cap equity stocks declined. The U.S. equity markets performed below benchmark primarily due to an underweight in technology over the six-month period. Technology stocks began to improve over the fourth quarter of 2002, as investors anticipated the economic recovery. International markets rallied in October and November of 2002, but the combination of a weak global economy, impending war with Iraq, and, more recently, a pneumonic virus outbreak in Asia conspired to push markets lower. Stock market valuations in the U.K. and Europe are as favorable to local bonds as they have been in over 40 years. Fixed Income performance benefited from good security selection in mortgage-backed security and corporate sectors. Tactical yield curve and sector positioning also contributed positively to performance. Underweight positions in higher beta sectors, such as telecom and utilities detracted from total return, as these sectors bounced back strongly from poor performance in year 2002.



* AS A PERCENTAGE OF NET ASSETS*
**THE COMPOSITE INDEX IS DERIVED BY APPLYING EACH UNDERLYING FUND'S TARGET
  ALLOCATIONS TO THE RESULTS OF THE BENCHMARK INDEX FOR EACH OF THOSE UNDERLYING GE FUNDS.

SEE NOTES TO PERFORMANCE.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GE AGGRESSIVE ALLOCATION FUND                    PERFORMANCE SUMMARY (unaudited)
--------------------------------------------------------------------------------


CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------


[LINE GRAPH OMITTED, PLOT POINTS FOLLOWS]


             GE AGGRESSIVE       COMPOSITE        S & P         RUSSELL     MSCI EAFE       LB AGGREGATE       90 DAY
             ALLOCATION FUND      INDEX**      500 INDEX      2000 INDEX     INDEX           BOND INDEX        T-BILL
12/31/98          $10,000         $10,000        $10,000        $10,000       $10,000         $10,000         $10,000
3/99              $10,340         $10,176        $10,496         $9,453       $10,139          $9,950         $10,111
9/99              $10,560         $10,590        $10,536        $10,230       $10,853          $9,930         $10,346
3/00              $12,325         $12,428        $12,404        $12,975       $12,683         $10,137         $10,624
9/00              $11,789         $11,836        $11,931        $12,638       $11,198         $10,624         $10,940
3/1/2003          $10,920         $10,286         $9,693        $11,003        $9,401         $11,407         $11,241
9/1/2003          $10,074          $9,349         $8,750         $9,966        $7,985         $12,000         $11,434
3/2/2003          $11,234         $10,587         $9,713        $12,556        $8,586         $12,017         $11,539
9/2/2003           $8,968          $8,292         $6,957         $9,049        $6,745         $13,032         $11,637
3/3/2003           $8,890          $8,520         $7,308         $9,177        $6,592         $13,421         $11,709

PORTFOLIO ALLOCATION TO FUNDS AT 3/31/03*
--------------------------------------------------------------------------------

                                          TARGET     ACTUAL
GE U.S. Equity Fund                        38.0%       38.1%
GE International Equity Fund               24.0%       23.8%
GE Small-Cap Value Equity Fund             20.0%       20.1%
GE Fixed Income Fund                       16.0%       15.6%
Other                                       2.0%        2.4%
--------------------------------------------------------------------------------
Total                                     100.0%      100.0%
--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
From December 31, 1998 (inception) through March 31, 2003
--------------------------------------------------------------------------------

                              SIX      ONE      THREE    SINCE
                            MONTHS    YEAR      YEAR   INCEPTION
--------------------------------------------------------------------------------

GE AGGRESSIVE ALLOCATION
  FUND                       (0.87)% (20.87)% (10.32)%  (2.73)%
Composite Index**             2.75%  (19.53)% (11.83)%  (3.70)%
LB Aggregate Bond Index       2.99%   11.69%    9.81%    7.17%
S&P 500 Index                 5.04%  (24.76)% (16.17)%  (7.11)%
MSCI EAFE Index              (2.28)% (23.23)% (19.60)%  (9.34)%
Russell 2000 Index            1.41%  (26.91)% (10.90)%  (2.00)%
90 Day T-Bill                 0.62%    1.47%    3.29%    3.78%
--------------------------------------------------------------------------------

The GE Aggressive Allocation Fund declined 0.87% for the six-month period ended March 31, 2003. The Fund's Composite Index returned 2.75% for the same period.

The Fund allocates investments among several asset classes including U.S. Equities, International Equities, and Fixed Income. The Fund is designed to provide investors with a balanced but aggressive investment strategy. The Fund is structured with an aggressive weighting in equities relative to fixed income due to its long-term goal of capital appreciation. Approximately 82% of the Fund is allocated to equities. U.S. Equities account for 58% of the Fund, with 38% allocated to core equity and 20% to small-cap equities. International equities comprise 24% of the Fund. Approximately 16% of the Fund is allocated to fixed income securities and the balance in cash and cash equivalents. Due to the balanced approach of the Fund, the results need to be compared to a composite index which is made up of several benchmarks including: the S&P 500 Index, the Russell 2000 Index, the MSCI EAFE Index, the Lehman Brothers Aggregate Bond Index, the CS First Boston High Yield Index (included until January 2003 when the GE High Yield Fund was eliminated from the Fund), and the 90 Day T-Bill.

The Fund's relative performance compared to its composite index was due to the asset allocation strategy of the Fund. Approximately 82% of the Fund is allocated to equities. The U.S. Equity Fund had a positive return during this period, but lagged the benchmark, while the small-cap equity stocks declined. The U.S. equity markets performed below benchmark primarily due to an underweight in technology over the six-month period. Technology stocks began to improve over the fourth quarter of 2002, as investors anticipated the economic recovery. International markets rallied in October and November of 2002, but the combination of a weak global economy, impending war with Iraq, and, more recently, a pneumonic virus outbreak in Asia conspired to push markets lower. Stock market valuations in the U.K. and Europe are as favorable to local bonds as they have been in over 40 years. Fixed Income performance benefited from good security selection in mortgage-backed security and corporate sectors. Tactical yield curve and sector positioning also contributed positively to performance. Underweight positions in higher beta sectors, such as telecom and utilities detracted from total return, as these sectors bounced back strongly from poor performance in year 2002.



* AS A PERCENTAGE OF NET ASSETS*
**THE COMPOSITE INDEX IS DERIVED BY APPLYING EACH UNDERLYING FUND'S TARGET
  ALLOCATIONS TO THE RESULTS OF THE BENCHMARK INDEX FOR EACH OF THOSE UNDERLYING GE FUNDS.

SEE NOTES TO PERFORMANCE.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GE LIFESTYLE FUNDS                                 PORTFOLIO MANAGER'S BIOGRAPHY
--------------------------------------------------------------------------------

PERFORMANCE SUMMARIES ON THE PRECEDING PAGES ARE PRESENTED BY EUGENE K. BOLTON, EXECUTIVE VICE PRESIDENT, GE ASSET MANAGEMENT.

GENE BOLTON IS THE PORTFOLIO MANAGER OF GE ALLOCATION FUNDS. AS THE CHAIRMAN OF THE ASSET ALLOCATION COMMITTEE AT GE ASSET MANAGEMENT, GENE WORKS CLOSELY WITH THE PORTFOLIO MANAGERS OF THE UNDERLYING GE FUNDS. HE IS RESPONSIBLE FOR MANAGING GEAM'S U.S. EQUITY OPERATION AND ALSO PERSONALLY MANAGES THE US EQUITY SELECT STRATEGY. GENE JOINED GE IN 1964 AND, AFTER COMPLETING GE'S FINANCIAL MANAGEMENT PROGRAM, HELD A NUMBER OF FINANCIAL AND STRATEGIC PLANNING POSITIONS IN THE U.S. AND EUROPE. HIS EXPERIENCE INCLUDES ASSIGNMENTS WITH GE'S MEDICAL SYSTEMS AND MAJOR APPLIANCE BUSINESSES AS WELL AS CORPORATE FINANCE. JOINING GE ASSET MANAGEMENT IN 1984 AS CHIEF FINANCIAL OFFICER, HE MOVED TO EQUITIES AS A PORTFOLIO MANAGER IN 1986 AND MANAGED A GE PENSION FUND PORTFOLIO THROUGH 1991 WHEN HE WAS NAMED TO HIS PRESENT POSITION. GENE IS A TRUSTEE OF THE GE PENSION TRUST AND GE'S EMPLOYEE SAVINGS PLAN AS WELL AS CHAIRMAN OF GEAM'S ASSET ALLOCATION COMMITTEE. HE IS ALSO A TRUSTEE OF RENSSELAER POLYTECHNIC INSTITUTE AND CHAIRMAN OF THEIR INVESTMENT COMMITTEE, A TRUSTEE OF THE INVESTMENT MANAGEMENT WORKSHOP, AND A PAST MEMBER OF THE NEW YORK STOCK EXCHANGE PENSION ADVISORY COMMITTEE. GENE IS A GRADUATE OF MUNDELEIN COLLEGE WITH A BA DEGREE IN BUSINESS AND MANAGEMENT.


NOTES TO PERFORMANCE (unaudited)
--------------------------------------------------------------------------------

Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Past performance is not indicative of future results of a Fund. Investment returns and net asset value of an investment will fluctuate and you may have a gain or loss when you sell your shares. Periods less than one year are not annualized.

The Adviser has voluntarily agreed to waive and/or bear certain fees and expenses of both the Funds and the underlying GE Funds. Without these provisions, the performance returns would have been lower. These provisions may be renewed or discontinued in the future.

The Standard & Poor's ("S&P") 500 Composite Stock Price Index (S&P 500), Morgan Stanley Capital International Europe, Australasia, Far East Index (MSCI EAFE), the Lehman Brothers Aggregate Bond Index (LB Aggregate Bond), the Russell 2000 Index (Russell 2000) and the Credit Suisse First Boston Global High Yield Index (CS First Boston High Yield) are unmanaged indices and do not reflect the actual cost of investing in the instruments that comprise each index.

The S&P 500 is a capitalization-weighted index of 500 widely held stocks recognized by investors to be representative of the U.S. stock market in general. The MSCI EAFE is a composite of 913 foreign securities traded in 21 developed markets representing Europe, Australasia and Far East. The LB Aggregate is a composite of short-, medium-, and long-term bond performance and is widely recognized as a barometer of the bond market in general. The Russell 2000 measures the performance of the smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 Index, which measures the performance of the 3000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The CS First Boston High Yield, which was included until January 2003 when the GE High Yield Fund was eliminated from the Fund, is a composite of below investment-grade corporate bonds issued in the United States. The 90 Day T-Bill is the average return on three month U.S. Treasury Bills. The results shown for the foregoing indices assume reinvestment of net dividends or interest.

Total returns for the Composite Index are derived by applying each underlying Fund's target allocations to the results of the corresponding benchmarks for the domestic equity market, the S&P 500 and the Russell 2000; for the international equity market, the MSCI EAFE; for the fixed income bond market, the LB Aggregate Bond and the CS First Boston High Yield; and for cash and cash equivalents, the 90 Day T-Bill.

FINANCIAL HIGHLIGHTS
SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
-------------------------------------------------------------------------------------------------------------------------------

                                                                              GE CONSERVATIVE
                                                                                 ALLOCATION
                                                                                    FUND

                                                        3/31/03       9/30/02(d)     9/30/01       9/30/00      9/30/99(a)
-------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                               --            --             --            --     12/31/98

Net asset value, beginning of period                    $  8.91       $ 10.23       $  11.01      $  10.27       $10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                      0.17          0.53           0.63          0.37         0.13
Net realized and unrealized gains (losses)
   on investments                                         (0.02)        (0.79)(c)      (0.93)         0.63         0.14

-------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS             0.15         (0.26)         (0.30)         1.00         0.27
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
   Net investment income                                   1.71          0.57           0.39          0.26        --
   Net realized gains                                     --             0.49           0.09            --        --

-------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                        1.71          1.06           0.48          0.26        --
-------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                          $  7.35       $  8.91       $  10.23      $  11.01       $10.27
-------------------------------------------------------------------------------------------------------------------------------


TOTAL RETURN (B)                                           1.39%        (3.28)%       (2.97)%        9.83%        2.70%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands)              $1,023       $   970        $13,256       $39,780       $  841
   Ratios to average net assets:
     Net investment income*                                2.75%         5.21%          3.62%         3.47%        3.09%
     Net expenses*                                         0.20%         0.20%          0.20%         0.20%        0.20%
     Gross expenses*                                       0.33%         0.24%          0.33%         0.36%        2.47%
   Portfolio turnover rate                                   37%           29%            21%           44%         140%
-------------------------------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
-----------------------------

(A) INFORMATION IS FOR THE PERIOD DECEMBER 31, 1998, INCEPTION OF INVESTMENT OPERATIONS, THROUGH SEPTEMBER 30, 1999.

(B) TOTAL RETURNS ARE HISTORICAL AND ASSUME CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. HAD THE ADVISER NOT ABSORBED A PORTION OF EXPENSES OF THE FUNDS AND OF THE UNDERLYING GE FUNDS, TOTAL RETURNS WOULD HAVE BEEN LOWER. TOTAL RETURNS ARE NOT ANNUALIZED.

(C) DUE TO THE TIMING OF ISSUANCES AND REDEMPTIONS OF SHARES IN RELATION TO THE FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND, PER SHARE AMOUNTS DO NOT ACCORD WITH THE AGGREGATE AMOUNTS APPEARING IN THE STATEMENT OF OPERATIONS.

(D) PER SHARE DATA IS BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

* ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

--------------------------------------------------------------------------------
See Notes to Financial Statements.


----------------------------------------------------------------------------------------------------------------------------

                                                                                    GE MODERATE
                                                                                    ALLOCATION
                                                                                       FUND

                                                            3/31/03     9/30/02      9/30/01      9/30/00       9/30/99(a)
----------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                                   --          --           --           --      12/31/98

Net asset value, beginning of period                        $  8.30     $  9.61       $11.25     $  10.39        $10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                          0.11        0.36         0.38         0.28          0.08
Net realized and unrealized gains (losses)
   on investments                                             (0.07)      (1.05)       (1.43)        0.79          0.31

-------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS                 0.04       (0.69)       (1.05)        1.07          0.39
-------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
   Net investment income                                       0.27        0.41         0.31         0.20           --
   Net realized gains                                           --         0.21         0.28         0.01           --

------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                            0.27        0.62         0.59         0.21           --
------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                               $ 8.07     $  8.30      $  9.61     $  11.25        $10.39
------------------------------------------------------------------------------------------------------------------------


TOTAL RETURN (B)                                              0.40%       (8.05)%      (9.85)%     10.35%         3.90%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands)                  $6,015     $ 6,442       $9,718      $19,817        $8,422
   Ratios to average net assets:
     Net investment income*                                    2.43%       3.77%        3.01%        2.49%         1.98%
     Net expenses*                                             0.20%       0.20%        0.20%        0.20%         0.20%
     Gross expenses*                                           0.21%       0.21%        0.46%        0.49%         0.45%
   Portfolio turnover rate                                       26%         23%          24%          53%           18%
-------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------

                                                                                  GE AGGRESSIVE
                                                                                   ALLOCATION
                                                                                      FUND

                                                            3/31/03       9/30/02     9/30/01      9/30/00     9/30/99(a)
-------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                                   --            --          --           --    12/31/98

Net asset value, beginning of period                        $  8.23      $   9.52     $ 11.64     $  10.56      $10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                          0.09          0.41        0.32         0.18        0.03
Net realized and unrealized gains (losses)
   on investments                                             (0.14)        (1.40)      (1.94)        1.04        0.53

------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS                (0.05)        (0.99)      (1.62)        1.22        0.56
------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
   Net investment income                                       0.36          0.30        0.24         0.13         --
   Net realized gains                                           --            --         0.26         0.01         --

------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                            0.36          0.30        0.50         0.14         --
------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                              $  7.82      $   8.23     $  9.52     $  11.64      $10.56
------------------------------------------------------------------------------------------------------------------------


TOTAL RETURN (B)                                             (0.87)%       (10.98)%    (14.55)%     11.64%       5.60%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands)                 $6,192        $ 6,471      $9,719      $26,487      $7,339
   Ratios to average net assets:
     Net investment income*                                   2.03%          4.24%       2.47%        1.43%       0.99%
     Net expenses*                                            0.20%          0.20%       0.20%        0.20%       0.20%
     Gross expenses*                                          0.21%          0.21%       0.41%        0.44%       0.61%
   Portfolio turnover rate                                      16%            27%         21%          38%         10%
-------------------------------------------------------------------------------------------------------------------------


STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------------------------------------
GE CONSERVATIVE ALLOCATION FUND
March 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------------------------------------
                                                                         NUMBER
                                                                       OF SHARES                   VALUE
-------------------------------------------------------------------------------------------------------------
INVESTMENTS -- 99.7%
-------------------------------------------------------------------------------------------------------------
GE U.S. Equity Fund (Class Y) ...................................        13,565              $   282,553
GE Fixed Income Fund (Class Y) ..................................        42,914                  546,292
GE International Equity Fund (Class Y) ..........................        13,732                  120,708
GE Small-Cap Value Equity Fund (Class Y) ........................         4,788                   51,133
GEI Short-Term Investment Fund ..................................        19,697                   19,697

TOTAL INVESTMENTS
   (COST $1,091,174) ............................................                             $1,020,383
------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.3%
------------------------------------------------------------------------------------------------------------
Other Assets ....................................................                                  3,072
Liabilities .....................................................                                   (171)
------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES ....................................                                  2,901
------------------------------------------------------------------------------------------------------------
NET ASSETS-- 100% ...............................................                             $1,023,284
------------------------------------------------------------------------------------------------------------


NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------------
Capital paid in .................................................                              2,391,614
Undistributed net investment income .............................                                  7,925
Accumulated net realized loss ...................................                             (1,305,464)
Net unrealized depreciation on investments ......................                                (70,791)

-----------------------------------------------------------------------------------------------------------
NET ASSETS ......................................................                             $1,023,284
-----------------------------------------------------------------------------------------------------------

Shares outstanding ..............................................                                139,183
Net asset value, offering and redemption price per share ........                                  $7.35

--------------------
See Notes to Financial Statements.


STATEMENT OF NET ASSETS
----------------------------------------------------------------------------------------------------------
GE MODERATE ALLOCATION FUND
March 31, 2003 (UNAUDITED)
----------------------------------------------------------------------------------------------------------

                                                                         NUMBER
                                                                        OF SHARES                   VALUE
----------------------------------------------------------------------------------------------------------
INVESTMENTS -- 100.0%
----------------------------------------------------------------------------------------------------------
GE U.S. Equity Fund (Class Y) .....................................       97,491               $2,030,742
GE Fixed Income Fund (Class Y) ....................................      158,477                2,017,414
GE International Equity Fund (Class Y) ............................      128,573                1,130,154
GE Small-Cap Value Equity Fund (Class Y) ..........................       68,053                  726,810
GEI Short-Term Investment Fund ....................................      110,715                  110,715

TOTAL INVESTMENTS
   (COST $7,469,845) ..............................................                            $6,015,835
----------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.0%*
----------------------------------------------------------------------------------------------------------
Other Assets ......................................................                                 2,363
Liabilities .......................................................                                (2,838)
----------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES ......................................                                  (475)
----------------------------------------------------------------------------------------------------------
NET ASSETS-- 100% .................................................                            $6,015,360
----------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
----------------------------------------------------------------------------------------------------------
Capital paid in ...................................................                             8,977,620
Undistributed net investment income ...............................                                29,450
Accumulated net realized loss .....................................                            (1,537,700)
Net unrealized depreciation on investments ........................                            (1,454,010)
----------------------------------------------------------------------------------------------------------
NET ASSETS ........................................................                            $6,015,360
----------------------------------------------------------------------------------------------------------

Shares outstanding ................................................                               745,129
Net asset value, offering and redemption price per share ..........                                 $8.07

* Less than 0.1%

---------------
See Notes to Financial Statements.

STATEMENT OF NET ASSETS
---------------------------------------------------------------------------------------------------------
GE AGGRESSIVE ALLOCATION FUND
March 31, 2003 (UNAUDITED)
---------------------------------------------------------------------------------------------------------

                                                                        NUMBER
                                                                      OF SHARES                 VALUE
---------------------------------------------------------------------------------------------------------
INVESTMENTS -- 100.1%
---------------------------------------------------------------------------------------------------------
GE U.S. Equity Fund (Class Y) .................................        113,192               $2,357,788
GE Fixed Income Fund (Class Y) ................................         76,175                  969,712
GE International Equity Fund (Class Y) ........................        167,797                1,474,936
GE Small-Cap Value Equity Fund (Class Y) ......................        116,681                1,246,149
GEI Short-Term Investment Fund ................................        147,430                  147,430

TOTAL INVESTMENTS
   (COST $8,354,399) ..........................................                              $6,196,015
---------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (0.1)%
---------------------------------------------------------------------------------------------------------
Other Assets ..................................................                                     777
Liabilities ...................................................                                  (5,037)
---------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES ..................................                                  (4,260)
---------------------------------------------------------------------------------------------------------
NET ASSETS-- 100% .............................................                              $6,191,755
---------------------------------------------------------------------------------------------------------


NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------------
Capital paid in ...............................................                              10,665,222
Undistributed net investment income ...........................                                  11,718
Accumulated net realized loss .................................                              (2,326,801)
Net unrealized depreciation on investments ....................                              (2,158,384)
--------------------------------------------------------------------------------------------------------
NET ASSETS ....................................................                              $6,191,755
--------------------------------------------------------------------------------------------------------

Shares outstanding ............................................                                 791,347
Net asset value, offering and redemption price per share ......                                   $7.82


-----------------
See Notes to Financial Statements.

STATEMENTS OF OPERATIONS
For the period ended March 31, 2003 (UNAUDITED)
-------------------------------------------------------------------------------------------------------------------------------

                                                           GE CONSERVATIVE              GE MODERATE              GE AGGRESSIVE
                                                             ALLOCATION                 ALLOCATION                ALLOCATION
                                                                FUND                       FUND                      FUND
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDEND INCOME                                             $18,378                   $ 97,605                  $ 76,635
-------------------------------------------------------------------------------------------------------------------------------
   EXPENSES:
      Advisory and administration fees                             990                      6,382                     6,482
      Transfer agent fees                                          466                        326                       322
      Trustees fees                                                198                        138                       137
-------------------------------------------------------------------------------------------------------------------------------
   TOTAL EXPENSES BEFORE REIMBURSEMENT                           1,654                      6,846                     6,941
-------------------------------------------------------------------------------------------------------------------------------
      Less: Expenses reimbursed by
         the adviser                                              (664)                      (464)                     (459)
-------------------------------------------------------------------------------------------------------------------------------
      Net expenses                                                 990                      6,382                     6,482
-------------------------------------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME                                        17,388                     91,233                    70,153
-------------------------------------------------------------------------------------------------------------------------------


NET REALIZED AND UNREALIZED GAIN ( LOSS)
   ON INVESTMENTS
      Realized loss on investments                              (8,493)                  (472,580)                 (335,464)
      Change in unrealized appreciation/
         (depreciation) on investments                           5,499                    426,376                   223,370
-------------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized loss
      on investments                                            (2,994)                   (46,204)                 (112,094)
-------------------------------------------------------------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS
      RESULTING FROM OPERATIONS                                $14,394                 $   45,019                $  (41,941)
-------------------------------------------------------------------------------------------------------------------------------




----------------
See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended March 31, 2003 (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------
                                                              GE CONSERVATIVE                 GE MODERATE
                                                                 ALLOCATION                    ALLOCATION
                                                                    FUND                           FUND

                                                        PERIOD ENDED         YEAR       PERIOD ENDED       YEAR
                                                          03/31/03           ENDED        03/31/03        ENDED
                                                         (UNAUDITED)       09/30/02     (UNAUDITED)      09/30/02
---------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
      Net investment income                               $    17,388    $    204,833   $     91,223   $    309,135
      Net realized loss on investments                         (8,493)       (816,464)      (472,580)      (614,320)
      Net increase (decrease) in unrealized
         appreciation / (depreciation) on investments           5,499         941,230        426,376       (150,124)
---------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) from operations                  14,394         329,599         45,019       (455,309)
---------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Net investment income                                  (181,010)       (661,323)      (201,954)      (400,413)
      Net realized gains                                           --        (570,264)            --       (204,324)
---------------------------------------------------------------------------------------------------------------------
   Total distributions                                       (181,010)     (1,231,587)      (201,954)      (604,737)
---------------------------------------------------------------------------------------------------------------------
      Decrease in net assets from
         operations and distributions                        (166,616)       (901,988)      (156,935)    (1,060,046)
---------------------------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
      Proceeds from sale of shares                            159,615         436,922        590,116      1,314,135
      Value of distributions reinvested                       181,006       1,231,616        201,951        604,733
      Cost of shares redeemed                                (120,778)    (13,052,467)   (1,061,555)     (4,134,560)
---------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) from share transactions         219,843     (11,383,929)      (269,488)    (2,215,692)
---------------------------------------------------------------------------------------------------------------------
      TOTAL DECREASE IN NET ASSETS                             53,227     (12,285,917)     (426,423)     (3,275,738)

NET ASSETS
   Beginning of year                                          970,057      13,255,974      6,441,783      9,717,521
---------------------------------------------------------------------------------------------------------------------
   End of year                                             $1,023,284    $    970,057    $ 6,015,360    $ 6,441,783
---------------------------------------------------------------------------------------------------------------------
UNDISTRIBUTED NET INVESTMENT INCOME,
   END OF YEAR                                             $    7,925    $    171,547    $    29,450    $   140,181

CHANGES IN FUND SHARES
Shares sold by subscription                                    20,281          44,794         69,848        136,588
Shares issued for distributions reinvested                     24,231         129,236         24,157         63,125
Shares redeemed                                               (14,225)     (1,361,106)      (124,881)      (434,562)
---------------------------------------------------------------------------------------------------------------------
Net decrease in fund shares                                    30,287      (1,187,076)       (30,876)      (234,849)
---------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------
                                                              GE AGGRESSIVE
                                                               ALLOCATION
                                                                  FUND

                                                        PERIOD ENDED    YEAR
                                                           03/31/03     ENDED
                                                         (UNAUDITED)   09/30/02
----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
      Net investment income                              $    70,153  $   344,426
      Net realized loss on investments                      (335,464)    (836,721)
      Net increase (decrease) in unrealized
         appreciation / (depreciation) on investments        223,370     (139,839)
----------------------------------------------------------------------------------
      Net increase (decrease) from operations                (41,941)    (632,134)
----------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Net investment income                                 (273,392)    (294,598)
      Net realized gains                                       --           --
----------------------------------------------------------------------------------
   Total distributions                                      (273,392)    (294,598)
----------------------------------------------------------------------------------
      Decrease in net assets from
         operations and distributions                       (315,333)    (926,732)
----------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
      Proceeds from sale of shares                           269,054    1,272,008
      Value of distributions reinvested                      273,389      294,598
      Cost of shares redeemed                               (506,204)  (3,888,135)
----------------------------------------------------------------------------------
      Net increase (decrease) from share transactions         36,239   (2,321,529)
----------------------------------------------------------------------------------
      TOTAL DECREASE IN NET ASSETS                          (279,094)  (3,248,261)

NET ASSETS
   Beginning of year                                       6,470,849    9,719,110
----------------------------------------------------------------------------------
   End of year                                            $6,191,755  $ 6,470,849
----------------------------------------------------------------------------------
UNDISTRIBUTED NET INVESTMENT INCOME,
   END OF YEAR                                            $   11,718  $    214,957

CHANGES IN FUND SHARES
Shares sold by subscription                                   32,798      129,048
Shares issued for distributions reinvested                    33,138       29,401
Shares redeemed                                              (61,240)    (392,214)
-----------------------------------------------------------------------------------
Net decrease in fund shares                                    4,696     (233,765)
-----------------------------------------------------------------------------------

---------
See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS  March 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

1.  ORGANIZATION OF THE FUNDS
GE LifeStyle Funds ("LifeStyle Funds" or the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company. The Trust was organized as a Massachusetts business trust on June 21, 1996, and is authorized to issue an unlimited number of shares. It is currently comprised of six investment funds (each a "Fund" and collectively the "Funds"), three of which are included in a separate annual report. Each Fund operates as a "fund-of-funds" in that it makes investments in a select group of underlying GE Funds ("Underlying Funds") and cash equivalents suited to the Fund's particular investment objective. The objectives of the funds are as follows:

GE Conservative Allocation Fund's investment objective is income and long-term growth of capital. The Fund seeks to achieve its objective by investing among the underlying GE Funds within carefully determined ranges. The Fund normally invests 32% to 45% of its net assets in equity funds and 53% to 58% in income funds.

GE Moderate Allocation Fund's investment objective is long-term growth of capital with a moderate level of current income. The Fund seeks to achieve its objective by investing among the underlying GE Funds within carefully determined ranges. The Fund normally invests 50% to 65% of its net assets in equity funds and 33% to 41% in income funds.

GE Aggressive Allocation Fund's investment objective is capital appreciation. The Fund seeks to achieve its objective by investing among the underlying GE Funds within carefully determined ranges. The Fund normally invests 67% to 82% of its net assets in equity funds and 16% to 22% in income funds.


2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions at the date of the financial statements. Actual results may differ from those estimates.

The following summarizes the significant accounting policies of the Trust:

SECURITY VALUATION AND TRANSACTIONS Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund as reported on each business day. Short-term investments maturing within 60 days are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

Security transactions are accounted for as of the trade date. Capital gain distributions from investments in the Underlying Funds are included in the Statement of Operations in realized gain/loss on investments. Realized gains and losses on investments sold are recorded on the basis of specific identified cost for both financial statement and federal tax purposes.

REPURCHASE AGREEMENTS Each of the Funds may enter into repurchase agreements. The Funds' custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Funds. The Funds value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to 102% of the repurchase price. In the event the seller defaults and the value of the security declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

INVESTMENTS IN FOREIGN MARKETS Each Fund is subject to the investment risk associated with an investment in the underlying Funds, some of which may invest in foreign securities. Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, restrictions on repatriation of income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, tariffs and taxes, subject to delays in settlements, and their prices may be more volatile.

INCOME TAXES The Funds intend to comply with all sections of the Internal Revenue Code applicable to regulated investment companies including the distribution of substantially all of their taxable net investment income and net realized capital gains to their shareholders. Therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes.

NOTES TO FINANCIAL STATEMENTS  March 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

At March 31, 2003, information on the tax components of capital is as follows:

                                                                                              NET TAX
                                                                                            UNREALIZED
                                               GROSS TAX              GROSS TAX            APPRECIATION/
                                              UNREALIZED             UNREALIZED           (DEPRECIATION)
                                             APPRECIATION           DEPRECIATION          ON INVESTMENTS
--------------------------------------------------------------------------------------------------------------
GE Conservative Allocation Fund                $ 19,193           $    (89,984)         $     (70,791)
GE Moderate Allocation Fund                      84,541             (1,538,551)            (1,454,010)
GE Aggressive Allocation Fund                    25,681             (2,184,065)            (2,158,384)

The aggregate cost of each Fund's investments was substantially the same for book and federal income tax purposes at March 31, 2003.

As of September 30, 2002, the following Funds have capital loss carryovers as indicated below. The capital loss carryover is available to offset future realized capital gains to the extent provided in the Internal Revenue Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders because they would be taxable as ordinary income.

FUND                                     AMOUNT        EXPIRES
--------------------------------------------------------------------------------
GE Conservative Allocation Fund        $149,813         2010
GE Moderate Allocation Fund              53,383         2010
GE Aggressive Allocation Fund             1,767         2009
                                        846,122         2010

Any net capital and currency losses incurred after October 31, within each Fund's tax year, are deemed to arise on the first day of the Fund's next tax year if the Fund so elects to defer such losses. The Funds elected to defer losses incurred after October 31, 2001 as follows:

POST-OCTOBER LOSS                      CURRENCY      CAPITAL
--------------------------------------------------------------------------------
GE Conservative Allocation Fund           --        $997,233
GE Moderate Allocation Fund               --         402,766
GE Aggressive Allocation Fund             --         533,018

DISTRIBUTIONS TO SHAREHOLDERS The Funds declare and pay dividends of investment income and net realized capital gains annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. Reclassifications are made to the Funds' capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or net asset value of the Funds. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

INVESTMENT INCOME Income and capital gain distributions from underlying funds, if any, are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

EXPENSES The Funds pay a fee to GE Asset Management Incorporated ("GEAM"), a wholly-owned subsidiary of General Electric Company, for the Funds' advisory and administration services. This fee includes normal operating expenses payable by the Funds, except for fees and expenses of the Trust's independent Trustees, transfer agent fees, brokerage fees and commissions, and fees that are not normal operating expenses of the Funds (such as extraordinary expenses, interest and taxes).

3.   FEES AND COMPENSATION PAID TO AFFILIATES

ADVISORY AND ADMINISTRATION FEES Compensation of GEAM for investment advisory and administrative services is paid monthly based on the average daily net assets of each Fund. The advisory and administration fees payable to GEAM for each Fund are calculated at the annual rate of 0.20%.

TRUSTEES COMPENSATION The Funds pay no compensation to their Trustees who are officers or employees of GEAM or its affiliates. Compensation paid to unaffiliated Trustees are reflected on the Statement of Operations. These fees are allocated pro rata across funds and share classes served by the Trustees and are based upon the relative net assets of each Fund.

OTHER For the period ended March 31, 2003, the Trust was informed that GE Investment Distributors, Inc., acting as underwriter, did not receive commissions from the sale of the Funds' shares.

NOTES TO FINANCIAL STATEMENTS  March 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

4.   INVESTMENT TRANSACTIONS

PURCHASES AND SALES OF SECURITIES The cost of purchases and the proceeds from sales of the Underlying Funds, excluding short-term securities, for the period ended March 31, 2003, were as follows:

                                      PURCHASES          SALES
-------------------------------------------------------------------

GE Conservative Allocation Fund      $   170,852       $   165,219

GE Moderate Allocation Fund            1,058,344         1,451,577

GE Aggressive Allocation Fund            872,084         1,038,981


5.   BENEFICIAL INTEREST

The schedule below shows the number of shareholders each owning 5% or more of a Fund. The total percentage of a Fund held by such shareholders as well as the percentage of a Fund held by certain direct and indirect wholly-owned subsidiaries of General Electric Company or a retirement plan sponsored by such entities ("GE Affiliates") at March 31, 2003 are:

                           5% OR GREATER SHAREHOLDERS
                           --------------------------
                                             % OF             % OF FUND HELD
                           NUMBER          FUND HELD         BY GE AFFILIATES*
--------------------------------------------------------------------------------
GE Conservative
  Allocation Fund             6               98%                   98%
GE Moderate
  Allocation Fund             5               98%                   98%
GE Aggressive
  Allocation Fund             5               98%                   98%

Investment activities of these shareholders could have a material impact on these Funds.

*INCLUDED IN THE 5% OR GREATER SHAREHOLDERS PERCENTAGE.

ADDITIONAL INFORMATION  (unaudited)
--------------------------------------------------------------------------------

INFORMATION ABOUT DIRECTORS AND EXECUTIVE OFFICERS:

The business and affairs of the Company are managed under the direction of the Company's Board of Directors. Information pertaining to the Directors and officers of the Company is set forth below.


INTERESTED TRUSTEES AND EXECUTIVE OFFICERS

--------------------------------------------------------------------------------
MICHAEL J. COSGROVE
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3003 Summer St. Stamford, CT  06905

AGE    53

POSITION(S) HELD WITH FUND    Chairman of the Board and President

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 8 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS President, GE Asset Management Services division ("GEAMS") of GE Financial Assurance Holdings, Inc., an indirect wholly-owned subsidiary of General Electric Company ("GE"), since February 1997; Vice President, GE Capital Corporation, an indirect wholly-owned subsidiary of GE, since December 1999; Executive Vice President - Mutual Funds of GEAM, a wholly-owned subsidiary of GE that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, since March 1993; Director of GEAM since 1988.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE    63

OTHER DIRECTORSHIPS HELD BY TRUSTEE Chairman of the Board, Chief Executive Officer and President of GE Investment Distributors, Inc., a registered broker-dealer, since 1993; Chairman of the Board and Chief Executive Officer of GE Retirement Services, Inc., since 1998; Chairman of the Board and President of GE Funds, GE Institutional Funds and GE Investments Funds, Inc. since 1997; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since 1988; Chairman of the Board and Chief Executive Officer of Centurion Funds, Inc. since December 2001; Director of Centurion Capital Management Corp., Centurion Capital Group Inc., Centurion Trust Company, Centurion Financial Advisers Inc., Centurion-Hinds Investment Management Corp. and Centurion-Hesse Investment Management Corp. since December 2001.

--------------------------------------------------------------------------------
ALAN M. LEWIS
--------------------------------------------------------------------------------


ADDRESS    c/o GEAM  3003 Summer St. Stamford, CT  06905

AGE    56

POSITION(S) HELD WITH FUND    Trustee and Executive Vice President

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 8 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President, General Counsel and Secretary of GEAM since 1987

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE     63

OTHER DIRECTORSHIPS HELD BY TRUSTEE Trustee and Executive Vice President of GE Funds and GE Institutional Funds since 1997. Director of GE Investments Funds, Inc. since 2001; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since 1987.

--------------------------------------------------------------------------------
ROBERT HERLIHY
--------------------------------------------------------------------------------


ADDRESS    c/o GEAM  3003 Summer St. Stamford, CT  06905

AGE    35

POSITION(S) HELD WITH FUND    Treasurer

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - less than one year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Manager of Mutual Fund Operations at GEAM since March 2002; from August 1999 to March 2002, Mr. Herlihy was a manager in the Investment Company Services Group of PricewaterhouseCoopers LLP, New York; from September 1998 to August 1999 a Supervisor in the Investment Company Group at McGladrey & Pullen LLP (Acquired by PricewaterhouseCoopers LLP in August 1999); from June 1996 to September 1998 a Manager of Audit Services at Condon O'Meara McGinty & Donnelly LLP. Treasurer of GE Funds, GE Institutional Funds, GE Investment Funds Inc., Elfun Funds, and GE Savings & Security Funds since June 2002.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE N/A

OTHER DIRECTORSHIPS HELD BY TRUSTEE N/A

ADDITIONAL INFORMATION  (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MATTHEW J. SIMPSON
--------------------------------------------------------------------------------


ADDRESS    c/o GEAM  3003 Summer St. Stamford, CT  06905

AGE    42

POSITION(S) HELD WITH FUND    Secretary

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 8 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Senior Vice President and General Counsel - Asset Management Services at GEAM and Senior Vice President and General Counsel of GEAMS since February 1997; from October 1992 to February 1997, Vice President and Associate General Counsel of GEAM; Secretary of GE Funds, GE Institutional Funds and GE Investments Funds, Inc. since 1997; Assistant Secretary of Elfun Funds and GE Savings & Security Funds since 1998.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE N/A

OTHER DIRECTORSHIPS HELD BY TRUSTEE N/A

NON-INTERESTED TRUSTEES
--------------------------------------------------------------------------------
JOHN R. COSTANTINO
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3003 Summer St. Stamford, CT  06905

AGE   56

POSITION(S) HELD WITH FUND    Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 8 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Managing Director, Walden Partners, Ltd., consultants and investors, since August 1992.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE 53

OTHER DIRECTORSHIPS HELD BY TRUSTEE Trustee of GE Funds and GE Institutional Funds since 1997; Director of GE Investments Funds, Inc. since 1997; Director of Centurion Funds, Inc. since December 2001.

--------------------------------------------------------------------------------
WILLIAM J. LUCAS
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3003 Summer St. Stamford, CT  06905

AGE   55

POSITION(S) HELD WITH FUND    Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 8 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Vice President and Treasurer of Fairfield University since 1983.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE 53

OTHER DIRECTORSHIPS HELD BY TRUSTEE Trustee of GE Funds and GE Institutional Funds since 1997; Director of GE Investments Funds, Inc. since 1997; Director of Centurion Funds since December 2001.

--------------------------------------------------------------------------------
ROBERT P. QUINN
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3003 Summer St. Stamford, CT  06905

AGE   67

POSITION(S) HELD WITH FUND    Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 8 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Retired since 1983 from Salomon Brothers Inc.;

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE 53

OTHER DIRECTORSHIPS HELD BY TRUSTEE GP Financial Corp, holding company; The Greenpoint Savings Bank, a financial institution. Trustee of GE Funds and GE Institutional Funds since 1997; Director of GE Investments Funds, Inc. since 1997; Director of Centurion Funds since December 2001.

INVESTMENT TEAM
--------------------------------------------------------------------------------

  PORTFOLIO MANAGER
  GE LIFESTYLE FUNDS
  Eugene K. Bolton

  PORTFOLIO MANAGERS OF THE
  UNDERLYING FUNDS
  GE INTERNATIONAL EQUITY FUND
  Team led by Ralph R. Layman

  GE SMALL-CAP VALUE EQUITY FUND
  Senior Investment Committee:
  Jack Feiler
  Martin L. Berman
  Steven E. Berman
  Richard Meisenberg
  Dennison Veru
  Richard Whitman -
     Palisade Capital Management, L.L.C.

  GE U.S. EQUITY FUND
  Team led by Eugene K. Bolton

  GE FIXED INCOME FUND
  Team led by Robert A. MacDougall



  OFFICERS OF THE INVESTMENT ADVISER
  John H. Myers, PRESIDENT
  Eugene K. Bolton, EVP, DOMESTIC EQUITIES
  Michael J. Cosgrove, EVP, MUTUAL FUNDS
  John J. Walker, EVP, CHIEF FINANCIAL OFFICER
  Ralph R. Layman, EVP, INTERNATIONAL EQUITIES
  Alan M. Lewis, EVP, GENERAL COUNSEL AND SECRETARY
  Robert A. MacDougall, EVP, FIXED INCOME
  Geoffrey R. Norman, EVP, MARKETING
  Don W. Torey, EVP, ALTERNATIVE INVESTMENTS AND REAL ESTATE


  INVESTMENT ADVISER
  AND ADMINISTRATOR
  GE Asset Management Incorporated

  TRUSTEES
  Michael J. Cosgrove
  John R. Costantino
  Alan M. Lewis
  William J. Lucas
  Robert P. Quinn

  SECRETARY
  Matthew J. Simpson

  TREASURER
  Robert Herlihy

  ASSISTANT TREASURER
  John Crager

  DISTRIBUTOR
  GE Investment Distributors, Inc.
  Member NASD and SIPC

  COUNSEL
  Willkie Farr & Gallagher LLP

  CUSTODIAN
  State Street Bank & Trust Company

  INDEPENDENT ACCOUNTANTS
  PricewaterhouseCoopers LLP

  [BLANK PAGE]

INVESTMENT ADVISER
GE ASSET MANAGEMENT INCORPORATED
3003 SUMMER STREET
STAMFORD, CT  06905

DISTRIBUTOR
GE INVESTMENT DISTRIBUTORS, INC.
MEMBER NASD AND SIPC
201 MERRITT 7
PO BOX 4800
NORWALK, CT 06856-4800

WWW.GEASSETMANAGEMENT.COM

[GE LOGO]

                                                                GE-LSA-2 (3/03)

MARCH 31, 2003

                                                              SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------
                                                              GE LIFESTYLE FUNDS

                                                               GE STRATEGY FUNDS
                                                   GE CONSERVATIVE STRATEGY FUND
                                                       GE MODERATE STRATEGY FUND
                                                     GE AGGRESSIVE STRATEGY FUND

                                                               [GE LOGO OMITTED]

[GE LOGO OMITTED]

[BLANK PAGE]

                                                              GE LIFESTYLE FUNDS
--------------------------------------------------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

LETTER FROM THE PRESIDENT ...............................................   2

PERFORMANCE SUMMARY

     GE Conservative Strategy Fund ......................................   4

     GE Moderate Strategy Fund ..........................................   5

     GE Aggressive Strategy Fund ........................................   6

     Portfolio Manager's Biography ......................................   7

NOTES TO PERFORMANCE ....................................................   7

FINANCIAL STATEMENTS

     Financial Highlights ...............................................   8

     Statements of Net Assets ...........................................  10

     Statements of Operations ...........................................  13

     Statements of Changes in Net Assets ................................  14

     Notes to Financial Statements ......................................  15

ADDITIONAL INFORMATION ..................................................  18

INVESTMENT TEAM .........................................................  20


This report has been prepared for the shareholders of the GE LifeStyle Funds. It is not authorized for use as an offer of sale, or a solicitation of an offer to buy, the GE LifeStyle Funds unless accompanied or preceded by the current Prospectus of the GE LifeStyle Funds and the current Prospectus of the underlying GE Funds.

LETTER FROM THE PRESIDENT
--------------------------------------------------------------------------------

DEAR SHAREHOLDER

Attached is the Semi-Annual Report for the GE LifeStyle Funds for the six-month period ended March 31, 2003. I'd like to take this opportunity to review our perspective on the investment markets over the past year and share our outlook for the remainder of 2003. For more specific information about the performance of any of the GE LifeStyle Funds in your portfolio, you can refer to the commentaries provided by portfolio managers of each Fund, along with Fund specific data, which appear later in this report.

MARKET OVERVIEW
As last year came to a close, investors surveyed a decidedly unrewarding environment in which they had suffered through the worst U.S. equity market decline since the 1930's. During the same period, international equity markets only managed to look somewhat better, in U.S. dollar terms, due to the effect of the weakening dollar on translated foreign currency returns. The year 2002 capped three consecutive years of U.S. equity market declines; for the first time since 1939 - 1941 for the Dow and the S&P 500, and for the first time ever in the 30-year history of NASDAQ. Looking at different industry sectors around the globe, finding places to generate positive performance proved to be well-nigh "Mission Impossible", with no sector in the U.S. or Europe able to deliver positive performance as a whole. U.S. fixed income markets outperformed as long rates continued to slide. Short rates hit a 40-year low amid the generally easing stance adopted by the Federal Reserve, despite the Fed's being less active than in 2001 when short rates were slashed a total of 11 times. The good news is that overstretched equity valuations are beginning to look more reasonable as stock prices have tumbled and as earnings show signs of recovering. Some market observers have even been heard to claim that dividend yields on high quality stocks make them an attractive alternative to U.S. Treasury bonds.

After the close of this difficult year, which we hope saw the bottom of the bear market in early October, markets went on a roller coaster ride as diplomatic efforts failed to dislodge Saddam Hussein, and U.N. inspectors failed to uncover suspected weapons of mass destruction. As our coalition forces scored initial military successes, equity markets around the world roared to their best weekly performance in twenty years, with asset allocation shifts causing fixed income markets to bear the brunt of a sell-off.

Following the conclusion of the military phase of operation Iraqi Freedom, markets have responded constructively, with the S&P 500 up nearly 5%, and the NASDAQ up over 10%, through early May. First Quarter 2003 earnings for S&P 500 companies came in generally better than expected, up 13% versus the 1st Quarter of 2002. Economic data continues to be lackluster, with weak labor markets (higher unemployment and initial jobless claims), and such a lack of business pricing power that Fed Chairman Greenspan is expressing concern about the potential for deflation and hinting at the need to import inflation via a weaker dollar. The Fed appears to be ready to cut rates further to stimulate the economy, and can no longer point to the uncertainties of war as a reason to defer taking action. In recent testimony to Congress, Chairman Greenspan noted several reasons underpinning many economists' expectations for a 2nd half recovery, including a welcome pick-up in consumer confidence, improved financial markets, growing orders backlogs for non-defense capital goods (excluding aircraft), and lower energy prices.

MARKET OUTLOOK
Global markets present an even more contradictory array of challenges than usual, with a variety of forces influencing investor psychology.

THE PLUSES INCLUDE

   o Positive resolution of the military phase of dealing with Iraq, however, "Winning the Peace" may present an even greater challenge.

   o Return of the Administration to dealing with the domestic agenda, and especially the need to pump up our anemic economy via a tax package. The lessons of George Bush (Sr.) in winning the Gulf war but losing the election are not lost on the current President's advisers; however, the Administration faces a tough battle to enact the tax stimulus package it wants.

   o Monetary policy, guided by the Federal Reserve under Chairman Alan Greenspan, whose job tenure appears secure in light of the President's endorsing him for another term, is expected to be accommodative.

   o First quarter reported corporate earnings provided encouraging signs of improvement, with positive surprises running ahead of negative surprises nearly four to one.

   o The economy, for all its areas of questionable weakness (will the consumer still spend, and will low interest rates and mortgage refinancings continue to provide people with spending money?) is still growing, albeit lethargically.

   o The oil price spike appears to be over in the aftermath of the Iraq Conflict, reducing a substantial drag on global economic growth.

   o The sheer duration and extent of recent market declines, as valuations plummeted from unsustainable "bubble" levels, coupled with a substantial amounts of potential equity demand from retail investors (low-yielding money market

--------------------------------------------------------------------------------

   funds now aggregate nearly $2.5 trillion and individual cash as a percentage of the Wilshire 5000 has risen from 25.7% in April 2000 to 55.7% currently) and institutional sources (looking for higher returns to rebuild their funds, plus making contributions to reduce substantial pension deficits), suggest that a recovery may be in the offing. Another positive way to assess the current U.S. equity environment is that we "only" need to achieve annual returns of 5.7% for the next seven years to equal the performance of the worst consecutive ten years of the past century (1929 - 1938), with a far less gargantuan challenge confronting our country now than it faced during the Depression.

   o Recent settlements involving Wall Street firms and individuals may mark the beginning of restoration of trust by investors in financial intermediaries and other corporations whose reputations have been battered by a spate of conflicted, inappropriate and sometimes criminal behavior.

   THE MINUSES INCLUDE:

   o The uncertainties associated with a successful transition to a post-Saddam Hussein regime in Iraq, plus the costs of underwriting such an effort. The War on Terrorism continues, with countries like Iran, North Korea, and the remnants of Al-Queda, capable of inflicting damage on fragile worldwide recoveries.

   o Dealing with the geo-political fall-out from fractured relationships with France, Germany and Russia, and the difficulties of brokering a solution to the Arab-Israeli conflict (and with an Administration that has its own internal conflicts on how best to deal with theses issues).

   o Adding emphasis to the phrase, "it never rains but it pours", the outbreak of SARS around the world has added to the woes of many countries and industries, particularly those in the travel and tourism sectors.

   o Domestically, consumers remain extended in terms of debt levels, businesses are not investing in capital goods and the weak dollar scares off foreign financial investors.

On balance, the pluses outweigh the minuses, and we are looking for an earnings-led recovery, supported by the enactment of tax cuts in this 3rd Presidential year, to restore investor, consumer and business confidence as the economy picks up the pace during the 2nd half of the year.

At GE LifeStyle Funds, we take seriously our commitment to helping you make your goals a reality. Like you, we are focused on the long-term possibilities that the investment markets have to offer and continue to work hard to position our portfolios in ways that give you the best opportunity for success. To stay in touch with us, I encourage you to look at our website at www.geassetmanagement.com.


Sincerely,

/S/ MICHAEL J. COSGROVE

Michael J. Cosgrove
CHAIRMAN, GE LIFESTYLE FUNDS

MAY 9, 2003


MIKE COSGROVE IS THE PRESIDENT OF THE ASSET MANAGEMENT SERVICES GROUP OF GE FINANCIAL ASSURANCE HOLDINGS, INC., AND OF GE INVESTMENT DISTRIBUTORS, INC., THE FUNDS' DISTRIBUTOR, AND SERVES AS A TRUSTEE OF THE GE PENSION TRUST AND GE'S EMPLOYEE SAVINGS PROGRAM. PREVIOUSLY CHIEF FINANCIAL OFFICER OF GE ASSET MANAGEMENT AND ASSISTANT TREASURER-GE COMPANY, MIKE JOINED GE IN 1970 AND HELD A NUMBER OF MANAGERIAL POSITIONS IN FINANCE AND SALES IN THE INTERNATIONAL OPERATION AND IN GE TRADING COMPANY. HE HAS A B.S. IN ECONOMICS FROM FORDHAM UNIVERSITY AND AN M.B.A. FROM ST. JOHN'S UNIVERSITY.

GE CONSERVATIVE STRATEGY FUND                    PERFORMANCE SUMMARY (unaudited)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

[LINE GRAPH OMITTED, PLOT POINTS FOLLOWS]

              GE CONSERVATIVE        COMPOSITE        S & P            RUSSELL      MSCI EAFE     LB AGGREGATE        90 DAY
               STRATEGY FUND          INDEX**       500 INDEX        2000 INDEX       INDEX        BOND INDEX         T-BILL
12/5/98           $10000              $10000          $10000           $10000         $10000          $10000          $10000
3/98              $10630              $10695          $11435           $11011         $11471          $10156          $10127
9/98              $10320              $10572          $10645            $8381          $9945          $10832          $10379
3/99              $11312              $11663          $13555            $9214         $12166          $10815          $10607
9/99              $11397              $11822          $13605            $9971         $13023          $10793          $10853
3/00              $12541              $12947          $16017           $12647         $15219          $11017          $11145
9/00              $12563              $12942          $15407           $12319         $13437          $11547          $11477
3/1/2003          $12449              $12377          $12517           $10725         $11281          $12398          $11792
9/1/2003          $12177              $12100          $11300            $9714          $9582          $13043          $11995
3/2/2003          $12771              $12748          $12543           $12239         $10302          $13061          $12106
9/2/2003          $11737              $11643           $8984            $8820          $8094          $14164          $12208
3/3/2003          $11889              $11994           $9438            $8945          $7910          $14587          $12283


PORTFOLIO ALLOCATION TO FUNDS AT 3/31/03*
--------------------------------------------------------------------------------
                                      TARGET         ACTUAL
GE Fixed Income Fund                   53.0%          53.4%
GE U.S. Equity Fund                    28.0%          27.6%
GE International Equity Fund           12.0%          11.8%
GE Small-Cap Value Equity Fund          5.0%           5.0%
Other                                   2.0%           2.2%
--------------------------------------------------------------------------------
Total                                 100.0%         100.0%
--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
From January 5, 1998 (inception) through March 31, 2003
--------------------------------------------------------------------------------
                               SIX     ONE     THREE     SINCE
                             MONTHS   YEAR     YEAR    INCEPTION
--------------------------------------------------------------------------------
GE CONSERVATIVE STRATEGY
  FUND                      1.30%   (6.91)%   (1.76)%    3.36%
Composite Index**           3.01%   (5.92)%   (2.52)%    3.52%
LB Aggregate Bond Index     2.99%   11.69%     9.81%     7.46%
S&P 500 Index               5.04%  (24.76)%  (16.17)%   (1.10)%
MSCI EAFE Index            (2.28)% (23.23)%  (19.60)%   (4.37)%
Russell 2000 Index          1.41%  (26.91)%  (10.90)%   (2.10)%
90 Day T-Bill               0.62%    1.47%     3.29%     4.00%
--------------------------------------------------------------------------------


The GE Conservative Strategy Fund returned 1.30% for the six-month period ended March 31, 2003, while the Fund's Composite Index returned 3.01% for the same period.

The Fund allocates investments among several asset classes including U.S. Equities, International Equities, and Fixed Income. The Fund is designed to provide investors with a balanced, conservative investment strategy. The Fund is structured with a conservative weighting in equities relative to fixed income. Approximately 45% of the Fund is allocated to equities. U.S. Equities account for 33% of the Fund, with 28% allocated to core equity and 5% to small-cap equities. Core international equities comprise 12% of the Fund. Approximately 53% of the Fund is allocated to fixed income securities and the balance is allocated to cash and cash equivalents. Due to the balanced approach of the Fund, the results need to be compared to a composite index which is made up of several benchmarks including: the S&P 500 Index, the Russell 2000 Index, the MSCI EAFE Index, the Lehman Brothers Aggregate Bond Index, and the 90 Day T-Bill.

The Fund's relative performance compared to its composite index was due to positive results in fixed income and core U.S. equities, offset by a decline in international equities and U.S. small-cap equity stocks. Fixed Income performance benefited from good security selection in mortgage-backed security and corporate sectors. Tactical yield curve and sector positioning also contributed positively to performance. Underweight positions in higher beta sectors, such as telecom and utilities detracted from total return, as these sectors bounced back strongly from poor performance in year 2002. The U.S. equity markets performed below benchmark primarily due to an underweight in technology over the six-month period. Technology stocks began to improve over the fourth quarter of 2002, as investors anticipated the economic recovery. International markets rallied in October and November of 2002, but the combination of a weak global economy, impending war with Iraq, and, more recently, a pneumonic virus outbreak in Asia conspired to push markets lower. Stock market valuations in the U.K. and Europe are as favorable to local bonds as they have been in over 40 years.


* AS A PERCENTAGE OF NET ASSETS*
**THE COMPOSITE INDEX IS DERIVED BY APPLYING EACH UNDERLYING FUND'S TARGET
  ALLOCATIONS TO THE RESULTS OF THE BENCHMARK INDEX FOR EACH OF THOSE UNDERLYING GE FUNDS.

SEE NOTES TO PERFORMANCE.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GE MODERATE STRATEGY FUND                        PERFORMANCE SUMMARY (unaudited)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

[LINE GRAPH OMITTED, PLOT POINTS FOLLOWS]

              GE MODERATE         COMPOSITE       S & P         RUSSELL       MSCI EAFE     LB AGGREGATE     90 DAY
             STRATEGY FUND         INDEX**      500 INDEX     2000 INDEX        INDEX        BOND INDEX      T-BILL
1/5/98          $10,000            $10,000        $10,000       $10,000        $10,000         $10,000       $10,000
3/98            $10,880            $10,907        $11,396       $11,011        $10,619         $10,156       $10,127
9/98            $10,220            $10,136        $10,609       $8,381         $6,328          $10,832       $10,379
3/99            $11,717            $11,644        $13,509       $9,214         $8,395          $10,815       $10,607
9/99            $11,857            $11,971        $13,559       $9,971         $9,904          $10,793       $10,853
3/00            $13,428            $13,601        $15,963       $12,647        $12,725         $11,017       $11,145
9/00            $13,078            $13,229        $15,355       $12,319        $9,946          $11,547       $11,477
3/1/2002        $12,462            $12,000        $12,475       $10,725        $8,150          $12,398       $11,792
9/1/2002        $11,767            $11,265        $11,262       $9,714         $6,640          $13,043       $11,995
3/2/2002        $12,747            $12,347        $12,501       $12,239        $9,365          $13,061       $12,106
9/2/2002        $10,800            $10,371        $8,954        $8,820         $7,181          $14,164       $12,208


PORTFOLIO ALLOCATION TO FUNDS AT 3/31/03*
--------------------------------------------------------------------------------
                                      TARGET        ACTUAL
GE U.S. Equity Fund                    34.0%         33.8%
GE Fixed Income Fund                   33.0%         33.5%
GE International Equity Fund           19.0%         18.8%
GE Small-Cap Value Equity Fund         12.0%         12.1%
Other                                   2.0%          1.8%
--------------------------------------------------------------------------------
Total                                 100.0%        100.0%
--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
From January 5, 1998 (inception) through March 31, 2003
--------------------------------------------------------------------------------
                              SIX      ONE      THREE    SINCE
                            MONTHS    YEAR      YEAR   INCEPTION
--------------------------------------------------------------------------------

GE MODERATE STRATEGY FUND    0.42%  (14.92)%   (6.87)%    1.56%
Composite Index**            2.98%  (13.50)%   (7.74)%    1.26%
LB Aggregate Bond Index      2.99%   11.69%     9.81%     7.46%
S&P 500 Index                5.04%  (24.76)%  (16.17)%   (1.16)%
MSCI EAFE Index             (2.28)% (23.23)%  (19.60)%   (4.37)%
Russell 2000 Index           1.41%  (26.91)%  (10.90)%   (2.10)%
90 Day T-Bill                0.62%    1.47%     3.29%     4.00%
--------------------------------------------------------------------------------

The GE Moderate Strategy Fund returned 0.42% for the six-month period ended March 31, 2003. The Fund's Composite Index returned 2.98% for the same period.

The Fund allocates investments among several asset classes including U.S. Equities, International Equities, and Fixed Income. The Fund is designed to provide investors with a balanced, moderate investment strategy. The Fund is structured with a moderate weighting in equities relative to fixed income. Approximately 65% of the Fund is allocated to equities. U.S. Equities account for 46% of the Fund, with 34% allocated to core equity and 12% to small-cap equities. International equities comprise 19% of the Fund. Approximately 34% of the Fund is allocated to fixed income securities and the balance in cash and cash equivalents. Due to the balanced approach of the Fund, the results need to be compared to a composite index which is made up of several benchmarks including: the S&P 500 Index, the Russell 2000 Index, the MSCI EAFE Index, the Lehman Brothers Aggregate Bond Index, the CS First Boston High Yield Index (included until January 2003 when the GE High Yield Fund was eliminated from the Fund), and the 90 Day T-Bill.

The Fund's relative performance compared to its composite index was due to the asset allocation strategy of the Fund. Approximately 65% of the Fund is allocated to equities. The U.S. Equity Fund had a positive return during this period, but lagged the benchmark, while the small-cap equity stocks declined. The U.S. equity markets performed below benchmark primarily due to an underweight in technology over the six-month period. Technology stocks began to improve over the fourth quarter of 2002, as investors anticipated the economic recovery. International markets rallied in October and November of 2002, but the combination of a weak global economy, impending war with Iraq, and, more recently, a pneumonic virus outbreak in Asia conspired to push markets lower. Stock market valuations in the U.K. and Europe are as favorable to local bonds as they have been in over 40 years. Fixed Income performance benefited from good security selection in mortgage-backed security and corporate sectors. Tactical yield curve and sector positioning also contributed positively to performance. Underweight positions in higher beta sectors, such as telecom and utilities detracted from total return, as these sectors bounced back strongly from poor performance in year 2002.


* AS A PERCENTAGE OF NET ASSETS*
**THE COMPOSITE INDEX IS DERIVED BY APPLYING EACH UNDERLYING FUND'S TARGET
  ALLOCATIONS TO THE RESULTS OF THE BENCHMARK INDEX FOR EACH OF THOSE UNDERLYING GE FUNDS.

SEE NOTES TO PERFORMANCE.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GE AGGRESSIVE STRATEGY FUND                      PERFORMANCE SUMMARY (unaudited)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

[LINE GRAPH OMITTED, PLOT POINTS FOLLOWS]

              GE AGGRESSIVE        COMPOSITE       S & P           RUSSELL       MSCI EAFE      LB AGGREGATE     90 DAY
              STRATEGY FUND         INDEX**      500 INDEX       2000 INDEX        INDEX         BOND INDEX      T-BILL
1/5/98           $10,000            $10,000        $10,000         $10,000        $10,000          $10,000       $10,000
3/98             $11,110            $11,080        $11,396         $11,011        $10,619          $10,156       $10,127
9/98             $10,150            $9,764         $10,609         $8,381         $6,328           $10,832       $10,379
3/99             $12,056            $11,558        $13,509         $9,214         $8,395           $10,815       $10,607
9/99             $12,268            $12,027        $13,559         $9,971         $9,904           $10,793       $10,853
3/00             $14,360            $14,116        $15,963         $12,647        $12,725          $11,017       $11,145
9/00             $13,691            $13,443        $15,355         $12,319        $9,946           $11,547       $11,477
3/1/2002         $12,675            $11,683        $12,475         $10,725        $8,150           $12,398       $11,792
9/1/2002         $11,731            $10,618        $11,262         $9,714         $6,640           $13,043       $11,995
3/2/2002         $13,055            $12,024        $12,501         $12,239        $9,365           $13,061       $12,106
9/2/2002         $10,397            $9,417         $8,954          $8,820         $7,181           $14,164       $12,208


PORTFOLIO ALLOCATION TO FUNDS AT 3/31/03*
--------------------------------------------------------------------------------
                                     TARGET        ACTUAL
GE U.S. Equity Fund                    38.0%         38.0%
GE International Equity Fund           24.0%         23.8%
GE Small-Cap Value Equity Fund         20.0%         20.1%
GE Fixed Income Fund                   16.0%         15.7%
Other                                   2.0%          2.4%
--------------------------------------------------------------------------------
Total                                 100.0%        100.0%
--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
From January 5, 1998 (inception) through March 31, 2003
--------------------------------------------------------------------------------
                                SIX     ONE       THREE    SINCE
                              MONTHS   YEAR       YEAR   INCEPTION
--------------------------------------------------------------------------------
GE AGGRESSIVE STRATEGY FUND  (0.94)%  (21.11)%  (10.49)%   0.57%
Composite Index**             2.75%   (19.53)%  (11.83)%  (0.63)%
LB Aggregate Bond Index       2.99%    11.69%     9.81%    7.46%
S&P 500 Index                 5.04%   (24.76)%  (16.17)%  (1.16)%
MSCI EAFE Index              (2.28)%  (23.23)%  (19.60)%  (4.37)%
Russell 2000 Index            1.41%   (26.91)%  (10.90)%  (2.10)%
90 Day T-Bill                 0.62%     1.47%     3.29%    4.00%
--------------------------------------------------------------------------------

The GE Aggressive Strategy Fund declined 0.94% for the six-month period ended March 31, 2003. The Fund's Composite Index returned 2.75% for the same period.

The Fund allocates investments among several asset classes including U.S. Equities, International Equities, and Fixed Income. The Fund is designed to provide investors with a balanced but aggressive investment strategy. The Fund is structured with an aggressive weighting in equities relative to fixed income due to its long-term goal of capital appreciation. Approximately 82% of the Fund is allocated to equities. U.S. Equities account for 58% of the Fund, with 38% allocated to core equity and 20% to small-cap equities. International equities comprise 24% of the Fund. Approximately 16% of the Fund is allocated to fixed income securities and the balance in cash and cash equivalents. Due to the balanced approach of the Fund, the results need to be compared to a composite index which is made up of several benchmarks including: the S&P 500 Index, the Russell 2000 Index, the MSCI EAFE Index, the Lehman Brothers Aggregate Bond Index, the CS First Boston High Yield Index (included until January 2003 when the GE High Yield Fund was eliminated from the Fund), and the 90 Day T-Bill.

The Fund's relative performance compared to its composite index was due to the asset allocation strategy of the Fund. Approximately 82% of the Fund is allocated to equities. The U.S. Equity Fund had a positive return during this period, but lagged the benchmark, while the small-cap equity stocks declined. The U.S. equity markets performed below benchmark primarily due to an underweight in technology over the six-month period. Technology stocks began to improve over the fourth quarter of 2002, as investors anticipated the economic recovery. International markets rallied in October and November of 2002, but the combination of a weak global economy, impending war with Iraq, and, more recently, a pneumonic virus outbreak in Asia conspired to push markets lower. Stock market valuations in the U.K. and Europe are as favorable to local bonds as they have been in over 40 years. Fixed Income performance benefited from good security selection in mortgage-backed security and corporate sectors. Tactical yield curve and sector positioning also contributed positively to performance. Underweight positions in higher beta sectors, such as telecom and utilities detracted from total return, as these sectors bounced back strongly from poor performance in year 2002.


* AS A PERCENTAGE OF NET ASSETS
**THE COMPOSITE INDEX IS DERIVED BY APPLYING EACH UNDERLYING FUND'S TARGET
  ALLOCATIONS TO THE RESULTS OF THE BENCHMARK INDEX FOR EACH OF THOSE UNDERLYING GE FUNDS.

SEE NOTES TO PERFORMANCE.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GE LIFESTYLE FUNDS                                 PORTFOLIO MANAGER'S BIOGRAPHY
--------------------------------------------------------------------------------

PERFORMANCE SUMMARIES ON THE PRECEDING PAGES ARE PRESENTED BY EUGENE K. BOLTON, EXECUTIVE VICE PRESIDENT, GE ASSET MANAGEMENT.

GENE BOLTON IS THE PORTFOLIO MANAGER OF GE STRATEGY FUNDS. AS THE CHAIRMAN OF THE ASSET ALLOCATION COMMITTEE AT GE ASSET MANAGEMENT, GENE WORKS CLOSELY WITH THE PORTFOLIO MANAGERS OF THE UNDERLYING GE FUNDS. HE IS RESPONSIBLE FOR MANAGING GEAM'S U.S. EQUITY OPERATION AND ALSO PERSONALLY MANAGES THE US EQUITY SELECT STRATEGY. GENE JOINED GE IN 1964 AND, AFTER COMPLETING GE'S FINANCIAL MANAGEMENT PROGRAM, HELD A NUMBER OF FINANCIAL AND STRATEGIC PLANNING POSITIONS IN THE U.S. AND EUROPE. HIS EXPERIENCE INCLUDES ASSIGNMENTS WITH GE'S MEDICAL SYSTEMS AND MAJOR APPLIANCE BUSINESSES AS WELL AS CORPORATE FINANCE. JOINING GE ASSET MANAGEMENT IN 1984 AS CHIEF FINANCIAL OFFICER, HE MOVED TO EQUITIES AS A PORTFOLIO MANAGER IN 1986 AND MANAGED A GE PENSION FUND PORTFOLIO THROUGH 1991 WHEN HE WAS NAMED TO HIS PRESENT POSITION. GENE IS A TRUSTEE OF THE GE PENSION TRUST AND GE'S EMPLOYEE SAVINGS PLAN AS WELL AS CHAIRMAN OF GEAM'S ASSET ALLOCATION COMMITTEE. HE IS ALSO A TRUSTEE OF RENSSELAER POLYTECHNIC INSTITUTE AND CHAIRMAN OF THEIR INVESTMENT COMMITTEE, A TRUSTEE OF THE INVESTMENT MANAGEMENT WORKSHOP, AND A PAST MEMBER OF THE NEW YORK STOCK EXCHANGE PENSION ADVISORY COMMITTEE. GENE IS A GRADUATE OF MUNDELEIN COLLEGE WITH A BA DEGREE IN BUSINESS AND MANAGEMENT.



NOTES TO PERFORMANCE (unaudited)
--------------------------------------------------------------------------------

Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Past performance is not indicative of future results of a Fund. Investment returns and net asset value of an investment will fluctuate and you may have a gain or loss when you sell your shares. Periods less than one year are not annualized.

The Adviser has voluntarily agreed to waive and/or bear certain fees and expenses of both the Funds and the underlying GE Funds. Without these provisions, the performance returns would have been lower. These provisions may be renewed or discontinued in the future.

The Standard & Poor's ("S&P") 500 Composite Stock Price Index (S&P 500), Morgan Stanley Capital International Europe, Australasia, Far East Index (MSCI EAFE), the Lehman Brothers Aggregate Bond Index (LB Aggregate Bond), the Russell 2000 Index (Russell 2000) and the Credit Suisse First Boston Global High Yield Index (CS First Boston High Yield) are unmanaged indices and do not reflect the actual cost of investing in the instruments that comprise each index.

The S&P 500 is a capitalization-weighted index of 500 widely held stocks recognized by investors to be representative of the U.S. stock market in general. The MSCI EAFE is a composite of 913 foreign securities traded in 21 developed markets representing Europe, Australasia and Far East. The LB Aggregate is a composite of short-, medium-, and long-term bond performance and is widely recognized as a barometer of the bond market in general. The Russell 2000 measures the performance of the smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 Index, which measures the performance of the 3000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The CS First Boston High Yield, which was included until January 2003 when the GE High Yield Fund was eliminated from the Fund, is a composite of below investment-grade corporate bonds issued in the United States. The 90 Day T-Bill is the average return on three month U.S. Treasury Bills. The results shown for the foregoing indices assume reinvestment of net dividends or interest.

Total returns for the Composite Index are derived by applying each underlying Fund's target allocations to the results of the corresponding benchmarks for the domestic equity market, the S&P 500 and the Russell 2000; for the international equity market, the MSCI EAFE; for the fixed income bond market, the LB Aggregate Bond and the CS First Boston High Yield; and for cash and cash equivalents, the 90 Day T-Bill.

FINANCIAL HIGHLIGHTS
SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------

                                                                                          GE CONSERVATIVE
                                                                                              STRATEGY
                                                                                                FUND

                                                                     3/31/03  9/30/02(d)  9/30/01    9/30/00   9/30/99  9/30/98(a)
------------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                                            --        --         --         --        --     1/5/98
Net asset value, beginning of period ............................    $  9.53  $  10.30   $  11.27     $10.79    $10.32    $ 10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income ........................................       0.05      0.34       0.26       0.35      0.27       0.31
   Net realized and unrealized gains (losses)
      on investments ............................................       0.09     (0.69)(c)  (0.56)      0.72      0.78       0.01
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS ...............       0.14     (0.35)     (0.30)      1.07      1.05       0.32
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income ........................................       0.84      0.26       0.36       0.28      0.36         --
   Net realized gains ...........................................         --      0.16       0.31       0.31      0.22         --
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .............................................       0.84      0.42       0.67       0.59      0.58         --
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ..................................     $ 8.83  $   9.53   $  10.30     $11.27    $10.79    $ 10.32
====================================================================================================================================
TOTAL RETURN(B) .................................................       1.30%   (3.61)%    (3.08)%     10.23%    10.44%      3.20%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands) .....................     $2,248   $ 1,659    $12,663     $4,102    $2,058     $  979
   Ratios to average net assets:
      Net investment income* ....................................       2.35%     3.25%      3.09%      3.47%     3.39%      5.85%
      Net expenses* .............................................       0.20%     0.20%      0.20%      0.20%     0.20%      0.20%
      Gross expenses* ...........................................       0.26%     0.21%      0.73%      1.41%     0.79%      5.65%
   Portfolio turnover rate ......................................         29%       33%        63%        55%       71%        67%
====================================================================================================================================

NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(A) INFORMATION IS FOR THE PERIOD JANUARY 5, 1998, INCEPTION OF INVESTMENT OPERATIONS, THROUGH SEPTEMBER 30, 1998.

(B) TOTAL RETURNS ARE HISTORICAL AND ASSUME CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS, AND ASSUME NO SALES CHARGE. HAD THE ADVISER NOT ABSORBED A PORTION OF EXPENSES OF THE FUNDS AND OF THE UNDERLYING GE FUNDS, TOTAL RETURNS WOULD HAVE BEEN LOWER. TOTAL RETURNS ARE NOT ANNUALIZED.

(C) DUE TO THE TIMING OF ISSUANCES AND REDEMPTIONS OF SHARES IN RELATION TO THE FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND, PER SHARE AMOUNTS DO NOT ACCORD WITH THE AGGREGATE AMOUNTS APPEARING IN THE STATEMENT OF OPERATIONS.

(D)  PER SHARE DATA IS BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

*   ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.


-----------------
See Notes to Financial Statements.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                             GE MODERATE
                                                                                              STRATEGY
                                                                                                FUND

                                                                      3/31/03    9/30/02(d)  9/30/01  9/30/00    9/30/99  9/30/98(a)
------------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                                             --         --         --        --         --    1/5/98
Net asset value, beginning of period ............................    $   7.71   $   9.13   $  11.57  $  11.03   $  10.22   $ 10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income ........................................        0.08       0.33       0.29      0.29       0.22      0.61
   Net realized and unrealized gains (losses)
      on investments ............................................       (0.04)     (0.97)(c)  (1.31)     0.83       1.36     (0.39)
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS ...............        0.04      (0.64)     (1.02)     1.12       1.58      0.22
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income ........................................        0.31       0.33       0.32      0.26       0.40        --
   Net realized gains ...........................................          --       0.45       1.10      0.32       0.37        --
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .............................................        0.31       0.78       1.42      0.58       0.77        --
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ..................................    $   7.44   $   7.71    $  9.13  $  11.57   $  11.03   $ 10.22
====================================================================================================================================
TOTAL RETURN(B) .................................................        0.42%    (8.21)%   (10.03)%    10.29%     16.02%     2.20%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands) .....................     $12,378    $11,365    $35,442   $40,974    $32,319   $25,148
   Ratios to average net assets:
      Net investment income* ....................................        2.00%      3.60%      2.70%     2.50%      2.83%     7.39%
      Net expenses* .............................................        0.20%      0.20%      0.20%     0.20%      0.20%     0.20%
      Gross expenses* ...........................................        0.23%      0.21%      0.31%     0.32%      0.24%     0.33%
   Portfolio turnover rate ......................................          21%        28%        25%       52%        41%       22%
====================================================================================================================================


------------------------------------------------------------------------------------------------------------------------------------
                                                                                         GE AGGRESSIVE
                                                                                           STRATEGY
                                                                                             FUND

                                                                   3/31/03   9/30/02    9/30/01   9/30/00   9/30/99    9/30/98(a)
------------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                                         --         --         --        --        --     1/5/98
Net asset value, beginning of period ............................  $ 7.98   $   9.82   $  12.49  $  11.60    $10.15     $10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income ........................................    0.07       0.39       0.24      0.19      0.18       0.34
   Net realized and unrealized gains (losses)
      on investments ............................................   (0.14)     (1.35)(c)  (1.90)     1.15      1.87      (0.19)
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS ...............   (0.07)     (0.96)     (1.66)     1.34      2.05       0.15
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income ........................................    0.16       0.37       0.24      0.17      0.31         --
   Net realized gains ...........................................      --       0.51       0.77      0.28      0.29         --
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .............................................    0.16       0.88       1.01      0.45      0.60         --
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ..................................  $ 7.75   $   7.98  $    9.82  $  12.49    $11.60     $10.15
====================================================================================================================================
TOTAL RETURN(B) .................................................   (0.94)%   (11.37)%   (14.31)%   11.60%    20.86%      1.50%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands) .....................  $4,350    $ 4,086    $10,445   $10,724    $5,100     $2,939
   Ratios to average net assets:
      Net investment income* ....................................    1.56%      3.95%      2.06%     1.51%     2.07%      5.79%
      Net expenses* .............................................    0.20%      0.20%      0.20%     0.20%     0.20%      0.20%
      Gross expenses* ...........................................    0.22%      0.21%      0.56%     0.65%     0.41%      1.80%
   Portfolio turnover rate ......................................      22%        42%        31%       50%       27%        28%
====================================================================================================================================

STATEMENT OF NET ASSETS
---------------------------------------------------------------------------------------------------------------------------

GE CONSERVATIVE STRATEGY FUND
March 31, 2003 (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------------

                                                                                          NUMBER
                                                                                         OF SHARES                   VALUE
---------------------------------------------------------------------------------------------------------------------------
INVESTMENTS -- 100.4%
---------------------------------------------------------------------------------------------------------------------------
GE U.S. Equity Fund (Class A) ..................................................           30,077              $   628,909
GE Fixed Income Fund (Class A) .................................................           95,487                1,216,507
GE International Equity Fund (Class A) .........................................           30,922                  268,713
GE Small-Cap Value Equity Fund (Class A) .......................................           10,761                  113,850
GEI Short-Term Investment Fund .................................................           29,773                   29,773

TOTAL INVESTMENTS
   (COST $2,379,788) ...........................................................                                $2,257,752
---------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (0.4)%
---------------------------------------------------------------------------------------------------------------------------
Other Assets ...................................................................                                       942
Liabilities ....................................................................                                   (10,335)
---------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES ...................................................                                    (9,393)
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS-- 100% ..............................................................                                $2,248,359
---------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
===========================================================================================================================
Capital paid in ................................................................                                 3,032,491
Undistributed net investment income ............................................                                    15,174
Accumulated net realized loss ..................................................                                  (677,270)
Net unrealized depreciation on investments .....................................                                  (122,036)
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS .....................................................................                                $2,248,359
===========================================================================================================================

Shares outstanding (par value $.001) ...........................................                                   254,646
Net asset value per share ......................................................                                     $8.83


------------------
See Notes to Financial Statements.

STATEMENT OF NET ASSETS
---------------------------------------------------------------------------------------------------------------------------
GE MODERATE STRATEGY FUND
March 31, 2003  (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------------


                                                                                          NUMBER
                                                                                         OF SHARES                   VALUE
---------------------------------------------------------------------------------------------------------------------------

INVESTMENTS -- 100.8%
---------------------------------------------------------------------------------------------------------------------------
GE U.S. Equity Fund (Class A) ..................................................          202,389             $  4,231,824
GE Fixed Income Fund (Class A) .................................................          329,431                4,196,946
GE International Equity Fund (Class A) .........................................          271,222                2,356,917
GE Small-Cap Value Equity Fund (Class A) .......................................          143,109                1,514,091
GEI Short-Term Investment Fund .................................................          172,779                  172,779

TOTAL INVESTMENTS
   (COST $14,416,076) ..........................................................                               $12,472,557
---------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (0.8)%
---------------------------------------------------------------------------------------------------------------------------
Other Assets ...................................................................                                     2,835
Liabilities ....................................................................                                   (97,832)
---------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES ...................................................                                   (94,997)
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS-- 100% ..............................................................                               $12,377,560
---------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------------------------------
Capital paid in ................................................................                                19,436,469
Undistributed net investment income ............................................                                    51,519
Accumulated net realized loss ..................................................                                (5,166,909)
Net unrealized depreciation on investments .....................................                                (1,943,519)
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS .....................................................................                               $12,377,560
---------------------------------------------------------------------------------------------------------------------------

Shares outstanding (par value $.001) ...........................................                                 1,664,700
Net asset value per share ......................................................                                     $7.44


-------------------
See Notes to Financial Statements.

STATEMENT OF NET ASSETS
---------------------------------------------------------------------------------------------------------------------------
GE AGGRESSIVE STRATEGY FUND
March 31, 2003  (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------------


                                                                                          NUMBER
                                                                                         OF SHARES                   VALUE
---------------------------------------------------------------------------------------------------------------------------

INVESTMENTS -- 100.0%
---------------------------------------------------------------------------------------------------------------------------
GE U.S. Equity Fund (Class A) ..................................................           78,215               $1,635,470
GE Fixed Income Fund (Class A) .................................................           55,237                  703,722
GE International Equity Fund (Class A) .........................................          118,503                1,029,793
GE Small-Cap Value Equity Fund (Class A) .......................................           82,478                  872,619
GEI Short-Term Investment Fund .................................................          107,569                  107,569

TOTAL INVESTMENTS
   (COST $5,274,438) ...........................................................                                $4,349,173
---------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.0%
---------------------------------------------------------------------------------------------------------------------------
Other Assets ...................................................................                                     1,425
Liabilities ....................................................................                                      (728)
---------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES ...................................................                                       697
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS-- 100% ..............................................................                                $4,349,870
---------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------------------------------
Capital paid in ................................................................                                 7,208,919
Undistributed net investment income ............................................                                     7,059
Accumulated net realized loss ..................................................                                (1,940,843)
Net unrealized depreciation on investments .....................................                                  (925,265)
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS .....................................................................                                $4,349,870
---------------------------------------------------------------------------------------------------------------------------

Shares outstanding (par value $.001) ...........................................                                   561,494
Net asset value per share ......................................................                                     $7.75

------------------
See Notes to Financial Statements.

STATEMENTS OF OPERATIONS
For the period ended March 31, 2003 (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------------


                                                           GE CONSERVATIVE             GE MODERATE             GE AGGRESSIVE
                                                              STRATEGY                  STRATEGY                 STRATEGY
                                                                FUND                      FUND                     FUND
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDEND INCOME ........................................    $31,949                   $152,675                $  39,386
---------------------------------------------------------------------------------------------------------------------------
   EXPENSES:
      Advisory and administration fees ....................      1,938                     11,722                    4,173
      Transfer agent fees .................................        419                      1,156                      337
      Trustees fees .......................................        178                        491                      144
---------------------------------------------------------------------------------------------------------------------------
   TOTAL EXPENSES BEFORE REIMBURSEMENT ....................      2,535                     13,369                    4,654
      Less: Expenses reimbursed by
         the Adviser ......................................       (597)                    (1,647)                    (480)
---------------------------------------------------------------------------------------------------------------------------
      Net expenses ........................................      1,938                     11,722                    4,174
---------------------------------------------------------------------------------------------------------------------------

   NET INVESTMENT INCOME ..................................     30,011                    140,953                   35,212
===========================================================================================================================

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
      Realized loss on investments ........................    (27,043)                  (322,403)                (114,868)
      Change in unrealized appreciation/
         (depreciation) on investments ....................     11,172                    218,889                   37,748
---------------------------------------------------------------------------------------------------------------------------
      Net realized and unrealized loss
         on investments ...................................    (15,871)                  (103,514)                 (77,120)
---------------------------------------------------------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS
      RESULTING FROM OPERATIONS ...........................    $14,140                 $   37,439                $ (41,908)
===========================================================================================================================


------------------
See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended March 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------------------------------------------

                                                           GE CONSERVATIVE                      GE MODERATE
                                                              STRATEGY                            STRATEGY
                                                                FUND                                FUND
                                                       PERIOD ENDED      YEAR          PERIOD ENDED        YEAR
                                                         03/31/03        ENDED           03/31/03          ENDED
                                                        (UNAUDITED)     9/30/02         (UNAUDITED)       9/30/02
--------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
      Net investment income .......................  $   30,011     $    310,127       $   140,953   $  1,032,290
      Net realized loss on investments ............     (27,043)        (412,135)         (322,403)    (4,183,624)
      Net increase in unrealized appreciation/
         (depreciation) on investments ............      11,172          579,411           218,889      3,817,367
--------------------------------------------------------------------------------------------------------------------
      Net increase (decrease)
         from operations ..........................      14,140          477,403            37,439        666,033
--------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Net investment income .......................    (156,991)        (323,207)         (450,593)    (1,256,724)
      Net realized gains ..........................          --         (191,992)               --     (1,704,645)
--------------------------------------------------------------------------------------------------------------------
   Total distributions ............................    (156,991)        (515,199)         (450,593)    (2,961,369)
--------------------------------------------------------------------------------------------------------------------
   Decrease in net assets from operations
      and distributions ...........................    (142,851)         (37,796)         (413,154)    (2,295,336)
--------------------------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
      Proceeds from sale of shares ................     957,212        3,492,238         2,196,554      4,779,941
      Value of distributions reinvested ...........     156,989          515,196           450,595      2,961,366
      Cost of shares redeemed .....................    (382,216)     (14,973,140)       (1,221,247)   (29,523,206)
--------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) from
         share transactions .......................     731,985      (10,965,706)        1,425,902    (21,781,899)
--------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS ........     589,134      (11,003,502)        1,012,748    (24,077,235)

NET ASSETS
   Beginning of year ..............................   1,659,225       12,662,727        11,364,812     35,442,047
--------------------------------------------------------------------------------------------------------------------
   End of year ....................................  $2,248,359     $  1,659,225       $12,377,560   $ 11,364,812
====================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME,
   END OF YEAR ....................................  $   15,174     $    142,154       $    51,519   $    361,159

CHANGES IN FUND SHARES

Shares sold by subscription .......................     104,274          337,736           290,667        532,766
Shares issued for distributions reinvested ........      17,482           50,361            58,519        332,364
Shares redeemed ...................................     (41,298)      (1,443,652)         (157,744)    (3,273,072)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ............      80,458       (1,055,555)          191,442     (2,407,942)
====================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS
For the period ended March 31, 2003 (UNAUDITED)
-------------------------------------------------------------------------------------

                                                           GE AGGRESSIVE
                                                             STRATEGY
                                                                FUND
                                                     PERIOD ENDED           YEAR
                                                       03/31/03             ENDED
                                                      (UNAUDITED)          9/30/02
-------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
      Net investment income .......................   $   35,212   $    368,282
      Net realized loss on investments ............     (114,868)    (1,470,980)
      Net increase in unrealized appreciation/
         (depreciation) on investments ............       37,748      1,166,249
-------------------------------------------------------------------------------------
      Net increase (decrease)
         from operations ..........................      (41,908)        63,551
-------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Net investment income .......................      (81,281)      (408,308)
      Net realized gains ..........................           --       (556,698)
-------------------------------------------------------------------------------------
   Total distributions ............................      (81,281)      (965,006)
-------------------------------------------------------------------------------------
   Decrease in net assets from operations
      and distributions ...........................     (123,189)      (901,455)
-------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
      Proceeds from sale of shares ................      794,266      3,803,154
      Value of distributions reinvested ...........       81,283        965,001
      Cost of shares redeemed .....................     (488,830)   (10,225,605)
-------------------------------------------------------------------------------------
      Net increase (decrease) from
         share transactions .......................      386,719     (5,457,450)
-------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS ........      263,530     (6,358,905)

NET ASSETS
   Beginning of year ..............................    4,086,340     10,445,245
-------------------------------------------------------------------------------------
   End of year ....................................   $4,349,870   $  4,086,340
=====================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME,
   END OF YEAR ....................................   $    7,059   $     53,128

CHANGES IN FUND SHARES

Shares sold by subscription .......................       99,587        386,048
Shares issued for distributions reinvested ........        9,949         98,974
Shares redeemed ...................................      (59,964)    (1,037,275)
-------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ............       49,572       (552,253)
=====================================================================================


------------------
See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS  March 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------


1.   ORGANIZATION OF THE FUNDS
GE LifeStyle Funds ("LifeStyle Funds" or the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company. The Trust was organized as a Massachusetts business trust on June 21, 1996, and is authorized to issue an unlimited number of shares. It is currently comprised of six investment funds (each a "Fund" and collectively the "Funds"), three of which are included in a separate annual report. Each Fund operates as a "fund-of-funds" in that it makes investments in a select group of underlying GE Funds ("Underlying Funds") and cash equivalents suited to the Fund's particular investment objective. The objectives of the funds are as follows:

GE Conservative Strategy Fund's investment objective is income and long-term growth of capital. The Fund seeks to achieve its objective by investing among the underlying GE Funds within carefully determined ranges. The Fund normally invests 32% to 45% of its net assets in equity funds and 53% to 58% in income funds.

GE Moderate Strategy Fund's investment objective is long-term growth of capital with a moderate level of current income. The Fund seeks to achieve its objective by investing among the underlying GE Funds within carefully determined ranges. The Fund normally invests 50% to 65% of its net assets in equity funds and 33% to 41% in income funds.

GE Aggressive Strategy Fund's investment objective is capital appreciation. The Fund seeks to achieve its objective by investing among the underlying GE Funds within carefully determined ranges. The Fund normally invests 67% to 82% of its net assets in equity funds and 16% to 22% in income funds.


2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions at the date of the financial statements. Actual results may differ from those estimates.

The following summarizes the significant accounting policies of the Trust:


SECURITY VALUATION AND TRANSACTIONS Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund as reported on each business day. Short-term investments maturing within 60 days are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

Security transactions are accounted for as of the trade date. Capital gain distributions from investments in the Underlying Funds are included in the Statement of Operations in realized gain/loss on investments. Realized gains and losses on investments sold are recorded on the basis of specific identified cost for both financial statement and federal tax purposes.

REPURCHASE AGREEMENTS Each of the Funds may enter into repurchase agreements. The Funds' custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Funds. The Funds value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to 102% of the repurchase price. In the event the seller defaults and the value of the security declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

INVESTMENTS IN FOREIGN MARKETS Each Fund is subject to the investment risk associated with an investment in the underlying Funds, some of which may invest in foreign securities. Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, restrictions on repatriation of income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, tariffs and taxes, subject to delays in settlements, and their prices may be more volatile.

INCOME TAXES The Funds intend to comply with all sections of the Internal Revenue Code applicable to regulated investment companies including the distribution of substantially all of their taxable net investment income and net realized capital gains to their shareholders. Therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes.

NOTES TO FINANCIAL STATEMENTS  March 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

At March 31, 2003, information on the tax components of capital is as follows:

                                                                                              NET TAX
                                                                                            UNREALIZED
                                               GROSS TAX              GROSS TAX            APPRECIATION/
                                              UNREALIZED             UNREALIZED           (DEPRECIATION)
                                             APPRECIATION           DEPRECIATION          ON INVESTMENTS
---------------------------------------------------------------------------------------------------------------------------
GE Conservative Strategy Fund                  $ 33,545             $ (156,536)            $ (122,991)
GE Moderate Strategy Fund                       115,527             (2,062,340)            (1,946,813)
GE Aggressive Strategy Fund                      14,629               (940,446)              (925,817)

The aggregate cost of each Fund's investments was substantially the same for book and federal income tax purposes at March 31, 2003.


As of September 30, 2002, the following Funds have capital loss carryovers as indicated below. The capital loss carryover is available to offset future realized capital gains to the extent provided in the Internal Revenue Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders because they would be taxable as ordinary income.

FUND                                     AMOUNT        EXPIRES
--------------------------------------------------------------------------------
GE Moderate Strategy Fund              $ 64,217         2010

Any net capital and currency losses incurred after October 31, within each Fund's tax year, are deemed to arise on the first day of the Fund's next tax year if the Fund so elects to defer such losses. The Funds elected to defer losses incurred after October 31, 2001 as follows:

FUND                                   CURRENCY     CAPITAL
--------------------------------------------------------------------------------
GE Conservative Strategy Fund           $  --    $   580,572
GE Moderate Strategy Fund                  --      3,883,849
GE Aggressive Strategy Fund                --      1,439,005

DISTRIBUTIONS TO SHAREHOLDERS The Funds declare and pay dividends of investment income and net realized capital gains annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. Reclassifications are made to the Funds' capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or net asset value of the Funds. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

INVESTMENT INCOME Income and capital gain distributions from underlying funds, if any, are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

EXPENSES The Funds pay a fee to GE Asset Management Incorporated ("GEAM"), a wholly-owned subsidiary of General Electric Company, for the Funds' advisory and administration services. This fee includes normal operating expenses payable by the Funds, except for fees and expenses of the Trust's independent Trustees, transfer agent fees, brokerage fees and commissions, and fees that are not normal operating expenses of the Funds (such as extraordinary expenses, interest and taxes).


3.   FEES AND COMPENSATION PAID TO AFFILIATES
ADVISORY AND ADMINISTRATION FEES Compensation of GEAM for investment advisory and administrative services is paid monthly based on the average daily net assets of each Fund. The advisory and administration fees payable to GEAM for each Fund are calculated at the annual rate of 0.20%.

TRUSTEES COMPENSATION The Funds pay no compensation to their Trustees who are officers or employees of GEAM or its affiliates. Trustees who are not such officers or employees also serve in a similar capacity for other Funds advised by GEAM. Compensation paid to unaffiliated Trustees are reflected on the Statement of Operations. These fees are allocated pro rata across funds and share classes served by the Trustees and are based upon the relative net assets of each Fund.

OTHER For the period ended March 31, 2003, the Trust was informed that GE Investment Distributors, Inc., acting as underwriter, did not receive commissions from the sale of the Funds' shares.

NOTES TO FINANCIAL STATEMENTS  March 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------


4.   INVESTMENT TRANSACTIONS
PURCHASES AND SALES OF SECURITIES The cost of purchases and the proceeds from sales of the Underlying Funds, excluding short-term securities, for the period ended March 31, 2003, were as follows:

                                   PURCHASES          SALES
--------------------------------------------------------------------------------
GE Conservative Strategy Fund    $   878,351      $   258,137

GE Moderate Strategy Fund          2,855,245        1,608,226

GE Aggressive Strategy Fund        1,055,838          757,724


5.   BENEFICIAL INTEREST
The schedule below shows the number of shareholders each owning 5% or more of a Fund and the total percentage of the Fund held by such shareholders at March 31, 2003.


                          5% OR GREATER SHAREHOLDERS
                          --------------------------
                                             % OF
                           NUMBER          FUND HELD
----------------------------------------------------
GE Conservative
  Strategy Fund               4                99%
GE Moderate
  Strategy Fund               2                95%
GE Aggressive
  Strategy Fund               4               100%


Investment activities of these shareholders could have a material impact on these Funds.

ADDITIONAL INFORMATION  (unaudited)
--------------------------------------------------------------------------------

INFORMATION ABOUT DIRECTORS AND EXECUTIVE OFFICERS:

The business and affairs of the Company are managed under the direction of the Company's Board of Directors. Information pertaining to the Directors and officers of the Company is set forth below.

INTERESTED TRUSTEES AND EXECUTIVE OFFICERS

--------------------------------------------------------------------------------
MICHAEL J. COSGROVE
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3003 Summer St. Stamford, CT  06905

AGE    53

POSITION(S) HELD WITH FUND    Chairman of the Board and President

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 8 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS President, GE Asset Management Services division ("GEAMS") of GE Financial Assurance Holdings, Inc., an indirect wholly-owned subsidiary of General Electric Company ("GE"), since February 1997; Vice President, GE Capital Corporation, an indirect wholly-owned subsidiary of GE, since December 1999; Executive Vice President - Mutual Funds of GEAM, a wholly-owned subsidiary of GE that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, since March 1993; Director of GEAM since 1988.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE    63

OTHER DIRECTORSHIPS HELD BY TRUSTEE Chairman of the Board, Chief Executive Officer and President of GE Investment Distributors, Inc., a registered broker-dealer, since 1993; Chairman of the Board and Chief Executive Officer of GE Retirement Services, Inc., since 1998; Chairman of the Board and President of GE Funds, GE Institutional Funds and GE Investments Funds, Inc. since 1997; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since 1988; Chairman of the Board and Chief Executive Officer of Centurion Funds, Inc. since December 2001; Director of Centurion Capital Management Corp., Centurion Capital Group Inc., Centurion Trust Company, Centurion Financial Advisers Inc., Centurion-Hinds Investment Management Corp. and Centurion-Hesse Investment Management Corp. since December 2001.

--------------------------------------------------------------------------------
ALAN M. LEWIS
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3003 Summer St. Stamford, CT  06905

AGE    56

POSITION(S) HELD WITH FUND    Trustee and Executive Vice President

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 8 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President, General Counsel and Secretary of GEAM since 1987

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE 63

OTHER DIRECTORSHIPS HELD BY TRUSTEE Trustee and Executive Vice President of GE Funds and GE Institutional Funds since 1997. Director of GE Investments Funds, Inc. since 2001; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since 1987.

--------------------------------------------------------------------------------
ROBERT HERLIHY
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3003 Summer St. Stamford, CT  06905

AGE    35

POSITION(S) HELD WITH FUND    Treasurer

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - less than one year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Manager of Mutual Fund Operations at GEAM since March 2002; from August 1999 to March 2002, Mr. Herlihy was a manager in the Investment Company Services Group of PricewaterhouseCoopers LLP, New York; from September 1998 to August 1999 a Supervisor in the Investment Company Group at McGladrey & Pullen LLP (Acquired by PricewaterhouseCoopers LLP in August 1999); from June 1996 to September 1998 a Manager of Audit Services at Condon O'Meara McGinty & Donnelly LLP. Treasurer of GE Funds, GE Institutional Funds, GE Investment Funds Inc., Elfun Funds, and GE Savings & Security Funds since June 2002.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE N/A

OTHER DIRECTORSHIPS HELD BY TRUSTEE N/A

ADDITIONAL INFORMATION  (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MATTHEW J. SIMPSON
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3003 Summer St. Stamford, CT  06905

AGE    42

POSITION(S) HELD WITH FUND    Secretary

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 8 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Senior Vice President and General Counsel - Asset Management Services at GEAM and Senior Vice President and General Counsel of GEAMS since February 1997; from October 1992 to February 1997, Vice President and Associate General Counsel of GEAM; Secretary of GE Funds, GE Institutional Funds and GE Investments Funds, Inc. since 1997; Assistant Secretary of Elfun Funds and GE Savings & Security Funds since 1998.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE   N/A

OTHER DIRECTORSHIPS HELD BY TRUSTEE    N/A


NON-INTERESTED TRUSTEES
--------------------------------------------------------------------------------
JOHN R. COSTANTINO
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3003 Summer St. Stamford, CT  06905

AGE   56

POSITION(S) HELD WITH FUND    Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 8 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Managing Director, Walden Partners, Ltd., consultants and investors, since August 1992.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE    53

OTHER DIRECTORSHIPS HELD BY TRUSTEE Trustee of GE Funds and GE Institutional Funds since 1997; Director of GE Investments Funds, Inc. since 1997; Director of Centurion Funds, Inc. since December 2001.

--------------------------------------------------------------------------------
WILLIAM J. LUCAS
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3003 Summer St. Stamford, CT  06905

AGE   55

POSITION(S) HELD WITH FUND    Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 8 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Vice President and Treasurer of Fairfield University since 1983.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE   53

OTHER DIRECTORSHIPS HELD BY TRUSTEE Trustee of GE Funds and GE Institutional Funds since 1997; Director of GE Investments Funds, Inc. since 1997; Director of Centurion Funds since December 2001.

--------------------------------------------------------------------------------
ROBERT P. QUINN
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3003 Summer St. Stamford, CT  06905

AGE   67

POSITION(S) HELD WITH FUND    Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 8 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Retired since 1983 from Salomon Brothers Inc.;

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE   53

OTHER DIRECTORSHIPS HELD BY TRUSTEE GP Financial Corp, holding company; The Greenpoint Savings Bank, a financial institution. Trustee of GE Funds and GE Institutional Funds since 1997; Director of GE Investments Funds, Inc. since 1997; Director of Centurion Funds since December 2001.

INVESTMENT TEAM
--------------------------------------------------------------------------------

  PORTFOLIO MANAGER
  GE LIFESTYLE FUNDS
  Eugene K. Bolton

  PORTFOLIO MANAGERS OF THE
  UNDERLYING FUNDS

  GE INTERNATIONAL EQUITY FUND
  Team led by Ralph R. Layman

  GE SMALL-CAP VALUE EQUITY FUND
  Senior Investment Committee:
  Jack Feiler
  Martin L. Berman
  Steven E. Berman
  Richard Meisenberg
  Dennison Veru
  Richard Whitman -
  Palisade Capital Management, L.L.C.

  GE U.S. EQUITY FUND
  Team led by Eugene K. Bolton

  GE FIXED INCOME FUND
  Team led by Robert A. MacDougall

  OFFICERS OF THE INVESTMENT ADVISER
  John H. Myers, PRESIDENT
  Eugene K. Bolton, EVP, DOMESTIC EQUITIES
  Michael J. Cosgrove, EVP, MUTUAL FUNDS
  John J. Walker, EVP, CHIEF FINANCIAL OFFICER
  Ralph R. Layman, EVP, INTERNATIONAL EQUITIES
  Alan M. Lewis, EVP, GENERAL COUNSEL AND SECRETARY
  Robert A. MacDougall, EVP, FIXED INCOME
  Geoffrey R. Norman, EVP, MARKETING
  Don W. Torey, EVP, ALTERNATIVE INVESTMENTS AND REAL ESTATE

  INVESTMENT ADVISER
  AND ADMINISTRATOR
  GE Asset Management Incorporated

  TRUSTEES
  Michael J. Cosgrove
  John R. Costantino
  Alan M. Lewis
  William J. Lucas
  Robert P. Quinn

  SECRETARY
  Matthew J. Simpson

  TREASURER
  Robert Herlihy

  ASSISTANT TREASURER
  John Crager

  DISTRIBUTOR
  GE Investment Distributors, Inc.
  Member NASD and SIPC

  COUNSEL
  Willkie Farr & Gallagher LLP

  CUSTODIAN
  State Street Bank & Trust Company

  INDEPENDENT ACCOUNTANTS
  PricewaterhouseCoopers LLP

                                  [BLANK PAGE]

INVESTMENT ADVISER
GE ASSET MANAGEMENT INCORPORATED
3003 SUMMER STREET
STAMFORD, CT  06905


DISTRIBUTOR
GE INVESTMENT DISTRIBUTORS, INC.
MEMBER NASD AND SIPC
201 MERRITT 7
PO BOX 4800
NORWALK, CT 06856-4800


WWW.GEASSETMANAGEMENT.COM



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GE-LSS-2 (3/03)